As filed with the Securities and Exchange Commission on June 15, 2001

                                                              File Nos. 2-91556
                                                                       811-4052

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM N-1A
                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 30
                                      and

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 37

                             CITIFUNDS TRUST III*
              (Exact Name of Registrant as Specified in Charter)

                 388 Greenwich Street New York, New York 10013
                   (Address of Principal Executive Officers)

       Registrant's Telephone Number, including Area Code: 800-451-2010

       Robert I. Frenkel, 7 World Trade Center, New York, New York 10048
                    (Name and Address of Agent for Service)

                                   Copy to:
            Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                          Boston, Massachusetts 02110


It is proposed that this filing will become effective on August 31, 2001 pursuant to paragraph (a) of Rule 485.

Tax Free Reserves Portfolio has executed this Registration Statement.

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*This filing relates only to the following series of the Registrant: Citi Tax
Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves and Citi New York Tax Free Reserves.

                                  PROSPECTUS


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           Smith Barney Connecticut Money Market Portfolio - Class A
           Smith Barney Connecticut Money Market Portfolio - Class Y
             each a class of Citi sm Connecticut Tax Free Reserves
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_________ __, 2001













The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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


CONTENTS

Investments, risks and expenses...........................................

More on the fund's investments............................................

Management................................................................

Choosing a class of shares to buy.........................................

Letter of intent:  Class Y shares.........................................

Deferred sales charges....................................................

Buying shares.............................................................

Exchanging shares.........................................................

Redeeming shares..........................................................

Other things to know about share transactions.............................

Dividends, distributions, and taxes.......................................

Share price...............................................................

Financial highlights......................................................

Appendix..................................................................  A-1
   Taxable equivalent yield tables........................................  A-1






YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

INVESTMENTS, RISKS AND EXPENSES

The fund described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund invests primarily in high quality municipal securities and most of the dividends it pays are exempt from federal and, in certain cases, state income taxes. The fund is a non-diversified mutual fund, which means that it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, this fund has more risk than broadly diversified money market funds.

This summary briefly describes Smith Barney Connecticut Money Market Portfolio
- Class A shares and Smith Barney Connecticut Money Market Portfolio - Class Y shares, and the principal risks of investing in the fund. For more information, see MORE ON THE FUND'S INVESTMENTS on page __.

INVESTMENT OBJECTIVE
The fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the fund will achieve its goals.

PRINCIPAL INVESTMENT STRATEGIES
KEY INVESTMENTS

[ ] Under normal market conditions, the fund invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.
[ ] Under normal market conditions, the fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.
[ ] When acceptable Connecticut municipal obligations are not available, the fund may purchase other municipal obligations. The interest on these securities may be subject to Connecticut personal income taxes.
[ ] The fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.
[ ] The fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

SELECTION PROCESS Managers of mutual funds use different styles when selecting securities to purchase. In selecting individual securities, the manager:

[ ] Uses a "top-down" approach when selecting securities for the fund. When using a "top-down" approach, the manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates.
[ ] Selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market on the basis of those factors and conditions.
[ ] Looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in a mutual fund involves risk. The principal risks of investing in the fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the fund from achieving its goals, which are not described here. More information about risks appears in the fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, due to the following factors:

[ ] The fund invests in short-term money market instruments. As a result, the amount of income paid to you by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.
[ ] The fund invests in high quality debt securities, meaning securities that are rated, when the fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the fund could cause the value of your investment in the fund, or its yield, to decline.
[ ] A major change in interest rates or a significant decline in the market value of a fund investment or other market event could cause the value of your investment in the fund, or its yield, to decline.
[ ] The fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The fund invests a large portion of its assets in Connecticut issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in the fund's non-diversified status when you compare the fund with a more diversified mutual fund.
[ ] The fund may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable cost to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.
[ ] Because the fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore the fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this fund has more risk than a money market fund that invests in municipal obligations of issuers in many states. You should be aware that Connecticut has experienced economic difficulties in recent years, and could do so again in the future. This could cause the fund to lose money. If the fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the fund's income that is subject to Connecticut taxes could increase.
[ ] In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. The fund could do this if there were a default on an investment held by the fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST You should keep in mind that an investment in a money market fund is not a complete investment program. The fund may be an appropriate investment if you:

[ ]  Are seeking tax-exempt income from your investment.*
[ ]  Are seeking current income and a stabilized share price.
[ ] Want to be able to convert your investment to cash quickly with reduced risk to principal.
[ ]  Your income is subject to Connecticut personal income tax.

Do not invest in the fund if you:

[ ] Don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle - such as an IRA account.
[ ] Are seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

*  Some income may be subject to tax.  Consult your personal tax adviser.

RISK RETURN BAR CHART
The following bar chart and table can help you evaluate the risks and performance of the fund. The bar chart shows the fund's total returns for the calendar years indicated. The table compares the average annual returns for the fund to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.

The fund offers three classes of shares - Class N, Smith Barney Connecticut Money Market Portfolio - Class A, and Smith Barney Connecticut Money Market Portfolio - Class Y. Only Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares are offered through this prospectus. The chart and table show the performance of the fund's Class N shares because Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares have less than a year of performance history.

When you consider this information, please remember that the fund's past performance is not necessarily an indication of how it will perform in the future. The fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the fund's performance may go down.

                       TOTAL RETURN FOR CLASS N SHARES*
                 --------------------------------------------
                         YEAR               ANNUAL RETURN
                 --------------------------------------------
                         1994                  2.80%
                 --------------------------------------------
                         1995                  3.63%
                 --------------------------------------------
                         1996                  2.97%
                 --------------------------------------------
                         1997                  3.00%
                 --------------------------------------------
                         1998                  2.92%
                 --------------------------------------------
                         1999                  2.60%
                 --------------------------------------------
                         2000                  3.32%
                 --------------------------------------------
                      CALENDAR YEARS ENDED DECEMBER 31

* Returns are for Class N shares. Class N shares are not offered in this prospectus. Class N shares and Smith Barney Connecticut Money Market PortfolioClass A and Class Y shares are invested in the same portfolio of securities, but Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares have lower contractual expenses than Class N shares. After waivers, Class N expenses may be the same as Smith Barney Class A expenses. Accordingly, Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares would have had correspondingly similar or higher annual returns.

QUARTERLY RETURNS:
Class N
Highest: 0.94% in 2nd quarter 1995; Lowest: 0.49% in 1st quarter 1994 Year to date: ___% through 6/30/01

RISK RETURN TABLE

                         AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2000

                            1 year  5 years    Since inception   Inception date
Connecticut Tax Free        3.32%   2.96%      3.02%             12/1/93
Reserves - Class N
iMoneyNet Connecticut Tax   3.20%   2.83%      *%                N/A
Free Money Market Funds
Average
*Information regarding performance for this period is not available.

FEE TABLE
This table describes the fees and expenses that you may pay if you invest in Smith Barney Connecticut Money Market Portfolio shares.

                               SHAREHOLDER FEES
(fees paid directly from your investment)                 Class A     Class Y
  Maximum sales charge (load) imposed on purchases         None        None
  Maximum deferred sales charge (load)                     None*       None

                        ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)
  Management fee                                          0.45%       0.45%
  Distribution and service (12b-1) fees                   0.10%        None
  Other expenses (administrative and other expenses)      0.38%       0.38%
  Total annual fund operating expenses**                  0.93%       0.83%

* Class A shares acquired through an exchange of shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.
** Certain of the fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual fund operating expenses are:
                                                          0.65%       0.55%

  These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[ ]  You invest $10,000 in the fund for the period shown
[ ]  Your investment has a 5% return each year
[ ]  You reinvest all distributions and dividends
[ ] The fund's operating expenses remain the same -- the example does noT include voluntary waivers and fee reimbursements
[ ]  Redemption of your shares at the end of the period

                      NUMBER OF YEARS YOU OWN YOUR SHARES
                                    1 Year     3 Years    5 Years      10 Years
Class A                               $95        $296       $515         $1,143
Class Y                               $85        $265       $460         $1,025

MORE ON THE FUND'S INVESTMENTS

The fund's goals, principal investments and risks are summarized in "Investments, risks and expenses." More information on investments and investment strategies appears below.

The fund's principal investment strategies are the strategies that, in the opinion of the manager, are most likely to be important in trying to achieve the fund's investment goals. Of course, there can be no assurance that the fund will achieve its goals. Please note that the fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. The fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information.

$1.00 NET ASSET VALUE The fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The fund also complies with industry regulations that apply to money market funds. These regulations require that the fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the manager's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the fund buys it, the manager will decide whether the security should be held or sold.

MONEY MARKET INSTRUMENTS A money market instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper, asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

CONNECTICUT MUNICIPAL SECURITIES The fund invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations.

Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and participation interests in municipal obligations. These policies may be changed without a shareholder vote. Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations

(municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.

Municipal obligations bought by the fund must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the manager to be of comparable quality.

The fund invests in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The fund also invests in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The fund invests in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The fund may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The fund will set aside the assets to pay for these securities at the time of the agreement.

The fund may invest more than 25% of its assets in participation interests in municipal obligations issued by banks and other financial institutions and secured by bank letters of credit or guarantees. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Under normal market conditions, the fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from Connecticut personal income taxes. When acceptable municipal obligations of this type are not available, the fund may invest in municipal obligations that are not free from these state taxes. This would cause the amount of the fund's income that is subject to state tax to increase.

The fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The fund's taxable investments will be comparable in quality to its municipal investments. Under normal circumstances, not more than 20% of the fund's assets are invested in taxable instruments. Except for its policy to invest in municipal obligations, the fund's investment goals and policies may be changed without a shareholder vote.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in high quality taxable money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

INVESTMENT STRUCTURE In the future, the fund may invest in securities through an underlying mutual fund having the same goals and strategies, rather than investing directly in securities.

MANAGEMENT

MANAGER Citi Fund Management Inc. is the manager of the fund, and subject to policies set by the fund's Trustees, Citi Fund Management makes investment decisions. Citi Fund Management was established in 2001 to take over the investment advisory operations of Citibank, N.A., which has been managing money since 1822. Citibank and its affiliates currently manage more than $351 billion in assets worldwide.

Citi Fund Management, with its headquarters at 100 First Stamford Place, Stamford, Connecticut, is a wholly-owned subsidiary of Citigroup Inc. and an affiliate of Salomon Smith Barney Inc. Citigroup businesses provide a broad array of financial services, including asset management, banking, and consumer finance, credit and charge cards, insurance, investments, investment banking, and trading, and use diverse channels to make these services available to consumer and corporate customers around the world.

Citigroup affiliates may have banking and investment banking relationships with the issuers of securities that are held in the fund. However, in making investment decisions for the fund, the manager does not obtain or use material inside information acquired by any affiliate in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the fund.

MANAGEMENT FEES For the fund's fiscal year ended August 31, 2000 Citibank received a management fee equal to 0.11% of the fund's average daily net assets, after waivers.

DISTRIBUTION PLAN The fund offers three classes of shares, Class N shares and Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares. These classes have different expense levels. Only Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares are offered in this prospectus. The fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Smith Barney shares.

The fund has adopted a service plan for Smith Barney Class A shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the fund to pay the distributor, a broker-dealer or financial institution that has entered into a service agreement with the distributor concerning the fund, or others, a monthly distribution and service fee. This fee may be used to make payments for providing personal service or the maintenance of shareholder accounts. This fee may also be used as compensation for the sale of fund shares, for advertising, marketing or other promotional activity. The total service and distribution fees under the plan may not exceed 0.10% per annum of the average daily net assets represented by Smith Barney Class A shares. Because fees under the plan are paid out of fund assets, over time these fees will increase the cost of your investment in Smith Barney Class A shares and MAY cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The fund's manager may make similar payments under similar arrangements.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") and performs certain shareholder record keeping and accounting services and functions.

CHOOSING A CLASS OF SHARES TO BUY

You may purchase Smith Barney Connecticut Money Market Portfolio - Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Smith Barney Connecticut Money Market Portfolio - Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent").

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                               Initial          Additional
                                        CLASS A     CLASS Y     ALL CLASSES
General                                  $1,000   $15 million      $50
Salomon Smith Barney Sweep Features     variable     n/a         variable
Uniform Gift to Minor Accounts           $250     $15 million      $50

LETTER OF INTENT:  CLASS Y SHARES
You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

DEFERRED SALES CHARGES

CLASS A SHARES
If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

[ ]  Shares exchanged for shares of another Smith Barney fund
[ ]  Shares that represent reinvested distributions and dividends
[ ]  Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS
The deferred sales charge for Class A shares will generally be waived:

[ ]  For involuntary redemptions of small account balances
[ ]  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

BUYING SHARES

Through a Service Agent you should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected:
[ ]  Class of shares being bought
[ ]  Dollar amount or number of shares being bought

You should pay for your shares through your brokerage account no later than the third business day after you place your order. Your Service Agent may charge an annual account maintenance fee.

Through the fund's sub-transfer agent
Certain other investors who are clients of a selling group member are eligible to buy shares directly from the fund.

[ ]  Write the sub-transfer agent at the following address:
          SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO
          (SPECIFY CLASS OF SHARES)
          C/O PFPC GLOBAL FUND SERVICES
          P.O. BOX 9699
          PROVIDENCE, RI 02940-9699
[ ] Enclose a check made payable to the fund to pay for the shares. For initial purchases, complete and send an account application.
[ ]  For more information, call the transfer agent at 1-800-451-2010.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

EXCHANGING SHARES

Smith Barney offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors
You should contact your Service Agent to exchange into other Smith Barney funds. Be sure to read the prospectus of the Smith Barney fund you are exchanging into.

[ ] You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
[ ] Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent.
[ ]  You must meet the minimum investment amount for each fund.
[ ] If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
[ ] The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Sales charges
Your shares may be subject to an initial sales charge at the time of the exchange. For more information, contact your Service Agent or the transfer agent.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.

By telephone
If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

You can make telephone exchanges only between accounts that have identical registrations.

By mail
If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.

REDEEMING SHARES

Generally
Contact your Service Agent to redeem shares of the fund.

If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

By mail
For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
       SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO
       (SPECIFY CLASS OF SHARES)
       C/O PFPC GLOBAL FUND SERVICES
       P.O. BOX 9699
       PROVIDENCE, RI 02940-9699

Your written request must provide the following:

[ ]  Your account number
[ ] The class of shares and the dollar amount or number of shares to be redeemed
[ ]  Signatures of each owner exactly as the account is registered

By telephone
If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

For more information, contact your Service Agent or consult the SAI.

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[ ]  Name of the fund
[ ]  Account number
[ ]  Class of shares being bought, exchanged or redeemed
[ ]  Dollar amount or number of shares being bought, exchanged or redeemed
[ ]  Signature of each owner exactly as the account is registered

Purchases of fund shares become effective when the fund receives, or converts your purchase amount into, immediately available funds, which ordinarily will be the next business day after your trade date. The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

[ ]  Are redeeming over $10,000 of shares
[ ] Are sending signed share certificates or stock powers to the sub-transfer agent
[ ] Instruct the sub-transfer agent to mail the check to an address different from the one on your account ( Changed your account registration
[ ]  Want the check paid to someone other than the account owner(s)
[ ] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[ ]  Suspend the offering of shares
[ ]  Waive or change minimum and additional investment amounts
[ ]  Reject any purchase or exchange order
[ ]  Change, revoke or suspend the exchange privilege
[ ]  Suspend telephone transactions
[ ] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[ ] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder or redeem the shareholder's shares.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS Each business day when the fund determines its NAV, it calculates the fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. You will receive your dividends as full and fractional additional fund shares. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

The fund expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the fund's dividends to you will not be subject to federal income tax. However, the fund may invest from time to time in taxable securities, and certain fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the fund may realize short-term or long-term capital gains or losses. As a result, the fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which the fund designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying fund shares.

State and local taxes
Generally, you will have to pay state or local taxes on fund dividends and other distributions. Except as noted below, fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

The fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

Foreign shareholders
The fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup withholding
The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

Taxation of transactions
If you sell your shares of the fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done at 12:00 noon, Eastern time.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00.

FORM OF PURCHASE PAYMENT          PURCHASE IS EFFECTIVE AND DIVIDENDS BEGIN
[ ]  Payment in federal funds     If received before 12:00 noon:     At 12:00 noon on that day
[ ]  Having a sufficient cash
     balance in your account      If received after 12:00 noon:      At 12:00 noon on the next
     with a Service Agent                                            business day

[ ]  Other forms of payment,      At 12:00 noon on the next business day
     with conversion into, or
     advance of,federal funds
     by a Service Agent
[ ]  Other forms of payment
     received by the transfer
     agent

Service Agents must promptly transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

FINANCIAL HIGHLIGHTS

To be filed by Amendment.

APPENDIX

TAXABLE EQUIVALENT YIELD TABLES

RATES FOR 2000 UNDER FEDERAL PERSONAL AND STATE INCOME TAX LAW FOR THE JURISDICTIONS INDICATED

If you are subject to income tax, you need to earn a higher taxable yield to achieve the same after-tax income than you would if the yield were tax-exempt. The following tables show the approximate taxable yields which are equivalent to tax-exempt yields under 2000 federal personal income tax laws, and under the state and local personal income tax laws described in the tables. If tax laws, rates or brackets are changed, the information in the table would be out of date. The fund expects that a substantial portion of its dividends will be exempt from federal and Connecticut personal income taxes. However, in reviewing the tables below, you should remember that the fund may also pay dividends which are subject to federal and state personal income taxes.

FEDERAL TAX RATES

                                            INCOME
                 TAXABLE INCOME*              TAX                              FEDERAL TAX-EXEMPT YIELD
      SINGLE 2000            JOINT 2000     BRACKET  2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%    6.5%
           $0-$ 26,250         $0-$ 43,850   15.0%   2.35%  2.94%  3.53%  4.12%  4.71%  5.29%  5.88%  6.47%  7.06%   7.65%
     $ 26,251-$ 63,550   $ 43,851-$105,950   28.0    2.78   3.47   4.17   4.86   5.56   6.25   6.94   7.64   8.33    9.03
     $ 63,551-$132,600   $105,951-$161,450   31.0    2.90   3.62   4.35   5.07   5.80   6.52   7.25   7.97   8.70    9.42
     $132,601-$288,350   $161,451-$288,350   36.0    3.13   3.91   4.69   5.47   6.25   7.03   7.81   8.59   9.38   10.16
     $288,351 & Over     $288,351 & Over     39.6    3.31   4.14   4.97   5.79   6.62   7.45   8.28   9.11   9.93   10.76
*Net amount subject to Federal personal income tax after deductions and exemptions.

FEDERAL AND CONNECTICUT STATE TAX RATES

                                           INCOME
                 TAXABLE INCOME*             TAX                              CONNECTICUT TAX-EXEMPT YIELD
     SINGLE 2000***        JOINT 2000***   BRACKET** 2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%    6.0%    6.5%
           $0-$ 26,250                       18.34%  2.45%  3.06%  3.67%  4.29%  4.90%  5.51%  6.12%  6.74%   7.35%   7.96%
                               $0-$ 43,850   18.24   2.45   3.06   3.67   4.28   4.89   5.50   6.12   6.73    7.34    7.95
     $ 26,251-$ 63,550   $ 43,851-$105,950   31.24   2.91   3.64   4.36   5.09   5.82   6.54   7.27   8.00    8.73    9.45
     $ 63,551-$132,600   $105,951-$161,450   34.11   3.04   3.79   4.55   5.31   6.07   6.83   7.59   8.35    9.11    9.86
     $132,601-$288,350   $161,451-$288,350   38.88   3.27   4.09   4.91   5.73   6.54   7.36   8.18   9.00    9.82   10.63
     $288,351 & Over     $288,351 & Over     42.32   3.47   4.33   5.20   6.07   6.93   7.80   8.67   9.54   10.40   11.27

   *Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.
  **Effective combined federal and state tax bracket.
***State rate based on the average state rate for the federal tax bracket. Combined Federal and Connecticut rate assumes itemization of state tax deduction.

SMITH BARNEY MUTUAL FUNDS
YOUR SERIOUS MONEY.  PROFESSIONALLY MANAGED.

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agent at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address:
PUBLIC-INFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Citi Connecticut Tax Free Reserves
Investment Company Act file no. 811-4052)
FD[02332]

CITIFUNDS(R)
MONEY MARKET FUNDS
CLASS N

CitiSM Tax Free Reserves

CitiSM California Tax Free Reserves

CitiSM Connecticut Tax Free Reserves

CitiSM New York Tax Free Reserves


Prospectus
__________ __, 2001

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.


                                        CITIFUNDS(R)
                                        ------------------
                                        MONEY MARKET SERIES

INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS

FUNDS AT A GLANCE....................................................       --
             Citi Tax Free Reserves..................................       --
             Citi California Tax Free Reserves.......................       --
             Citi Connecticut Tax Free Reserves......................       --
             Citi New York Tax Free Reserves.........................       --

YOUR ACCOUNT.........................................................       --
             How To Buy Shares.......................................       --
             How The Price Of Your Shares Is Calculated..............       --
             How To Sell Shares......................................       --
             Exchanges...............................................       --
             Dividends...............................................       --
             Tax Matters.............................................       --

MANAGEMENT OF THE FUNDS..............................................       --
             Manager.................................................       --
             Management Fees.........................................       --
             Distribution Arrangements...............................       --

MORE ABOUT THE FUNDS.................................................       --
             Principal Investment Strategies.........................       --

FINANCIAL HIGHLIGHTS.................................................       --

APPENDIX.............................................................       A-1
             Taxable Equivalent Yield Tables.........................       A-1

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies, and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

These Funds invest primarily in high quality municipal securities and most of the dividends they pay are exempt from federal and, in certain cases, state income taxes. The Funds are non-diversified funds, which means that they may invest relatively high percentages of their assets in a limited number of issuers. As a result, these Funds have more risk than broadly diversified money market funds.

CITI TAX FREE RESERVES
This summary briefly describes Citi Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page ___.

FUND GOALS
The Fund's goals are to provide shareholders high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

   o Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

   o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

   o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund also may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in Tax Free Reserves is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on, or significant decline in value of, an investment held by the Fund. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Tax Free Reserves if:

   o     You're seeking federally tax-exempt income from your investment.*

   o     You're seeking current income and a stabilized share price.

   o You want to be able to convert your investment to cash quickly with reduced risk to principal.

   * Some income may be subject to tax. Consult your personal tax adviser.

Don't invest in the Fund if:

   o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

   o You're seeking long-term growth of capital or high income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's

Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet General Purpose Tax Free Money Market Funds Average.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

TAX FREE RESERVES
ANNUAL TOTAl RETURNS -- CLASS N

                ------------------------------------------------------------
                       1991                                    4.24%
                ------------------------------------------------------------
                       1992                                    2.60%
                ------------------------------------------------------------
                       1993                                    1.92%
                ------------------------------------------------------------
                       1994                                    2.35%
                ------------------------------------------------------------
                       1995                                    3.34%
                ------------------------------------------------------------
                       1996                                    2.91%
                ------------------------------------------------------------
                       1997                                    3.12%
                ------------------------------------------------------------
                       1998                                    2.96%
                ------------------------------------------------------------
                       1999                                    2.72%
                ------------------------------------------------------------
                       2000                                    3.58%
                ------------------------------------------------------------

As of June 30, 2001, Class N shares had a year-to-date return of ____%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                ------------------------------------------------------------
                   Class N                                Quarter Ending
                ------------------------------------------------------------
                   Highest             1.14%              March 31, 1991
                ------------------------------------------------------------
                   Lowest              0.43%              March 31, 1994
                ------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000

                ------------------------------------------------------------
                                            1 Year       5 Years     10 Years
                ------------------------------------------------------------

                 Tax Free Reserves -
                 Class N                     3.58%        3.06%       2.97%
                ------------------------------------------------------------

                 iMoneyNet General Purpose
                 Tax Free Money Market       3.39%        3.00%       2.93%
                 Funds Average
                ------------------------------------------------------------

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

  ------------------------------------------------------------------------------
   FEE TABLE
  ------------------------------------------------------------------------------

   SHAREHOLDER FEES -- Fees Paid Directly From Your Investment
  ------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

   ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
  ------------------------------------------------------------------------------
    Management Fees                                                       0.50%
    Distribution and Service (12b-1) Fees                                 0.25%
    Other Expenses
                                                                          0.06%
  ------------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.81%
  ------------------------------------------------------------------------------
    * Because some of the Fund's expenses were waived or
    reimbursed, actual total operating expenses for the
    prior fiscal year were:                                               0.65%
    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
    (1) The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio.
    This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o  you invest $10,000 in the Fund for the time periods indicated;

    o  you reinvest all dividends;

    o  you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITI TAX FREE RESERVES             1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES                      $83        $259         $450         $1,002

CITI CALIFORNIA TAX FREE RESERVES
This summary briefly describes Citi California Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page ___.

FUND GOALS
The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Under normal market conditions, California Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o When acceptable California municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to California personal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

MAIN RISKS
Investing in a mutual fund involves risk. Although California Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in California issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. California Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

CALIFORNIA ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in California, the Fund is more exposed to events that adversely affect issuers in California. In particular, issuers of California municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in California's economy. California's economy tends to have concentrations in the entertainment, computer services, software design and high technology manufacturing industries, and therefore, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that California has experienced economic difficulties in recent years and could do so again in the future. In particular, Orange County and other local governments experienced financial problems during the 1990's. Also, as of the date of this prospectus, California is facing a severe energy problem. This problem could persist. Disruptions in energy supply, and costs of addressing the energy problem, could adversely affect California's economy. These issues could cause the Fund to lose money. If the Fund has difficulty finding high quality California municipal obligations to purchase, the amount of the Fund's income that is subject to California taxes could increase.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in California Tax Free Reserves if:

    o  You're seeking tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o  Your income is subject to California personal income tax.

   Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

    *  Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet California Tax Free Money Market Funds Average.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CALIFORNIA TAX FREE RESERVES
ANNUAL TOTAL RETURNS

               -----------------------------------------------------------------
                        1993                                    2.30%
               -----------------------------------------------------------------
                        1994                                    2.66%
               -----------------------------------------------------------------
                        1995                                    3.57%
               -----------------------------------------------------------------
                        1996                                    2.93%
               -----------------------------------------------------------------
                        1997                                    3.02%
               -----------------------------------------------------------------
                        1998                                    2.82%
               -----------------------------------------------------------------
                        1999                                    2.52%
               -----------------------------------------------------------------
                        2000                                    3.12%
               -----------------------------------------------------------------

As of June 30, 2001, Class N shares had a year-to-date return of ____%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

               -----------------------------------------------------------------
                          Class N                            Quarter Ending
               -----------------------------------------------------------------
                          Highest           0.93%             June 30, 1995
               -----------------------------------------------------------------
                          Lowest            0.53%             March 31, 1994
               -----------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000

               -----------------------------------------------------------------
                                                                  Life of Fund
                                                                  Since
                                         1 Year       5 Years     March 10, 1992
               -----------------------------------------------------------------

                California Tax Free
                Reserves-Class N          3.12%        2.88%       2.86%
               -----------------------------------------------------------------

                iMoneyNet California Tax
                Free Money Market Funds
                Average                   3.01%        2.85%       *
               -----------------------------------------------------------------

* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

      --------------------------------------------------------------------------
      FEE TABLE
      --------------------------------------------------------------------------

      SHAREHOLDER FEES -- Fees Paid Directly From Your Investment
      --------------------------------------------------------------------------
        Maximum Sales Charge (Load) Imposed on Purchases             None
        Maximum Deferred Sales Charge (Load)                         None

      ANNUAL OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
      --------------------------------------------------------------------------
        Management Fees                                              0.45%
        Distribution and Service (12b-1) Fees                        0.25%
        Other Expenses
                                                                     0.08%
      --------------------------------------------------------------------------
        Total Annual Operating Expenses*                             0.78%
      --------------------------------------------------------------------------
        * Because some of the Fund's expenses were waived or
        reimbursed, actual total operating expenses for the
        prior fiscal year were:                                      0.65%
        These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

     o   you invest $10,000 in the Fund for the time periods indicated;

     o   you reinvest all dividends;

     o   you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITI CALIFORNIA TAX FREE RESERVES    1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES                         $80        $249        $433       $966

CITI CONNECTICUT TAX FREE RESERVES
This summary briefly describes Citi Connecticut Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page __.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Under normal market conditions, Connecticut Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o When acceptable Connecticut municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to Connecticut personal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

MAIN RISKS
Investing in a mutual fund involves risk. Although Connecticut Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in Connecticut issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Connecticut Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

CONNECTICUT ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the Fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that Connecticut has experienced economic difficulties in recent years, and could do so again in the future. This could cause the Fund to lose money. If the Fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the Fund's income that is subject to Connecticut taxes could increase.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Connecticut Tax Free Reserves if:

    o  You're seeking tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o  Your income is subject to Connecticut personal income tax.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle - such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

    *  Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.

The Fund offers three classes of shares -- Class N, Smith Barney Connecticut Money Market Portfolio - Class A and Smith Barney Connecticut Money Market Portfolio - Class Y. Only Class N shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CONNECTICUT TAX FREE RESERVES
ANNUAL TOTAl RETURNS -- CLASS N

            -------------------------------------------------------
                   1994                                 2.80%
            -------------------------------------------------------
                   1995                                 3.63%
            -------------------------------------------------------
                   1996                                 2.97%
            -------------------------------------------------------
                   1997                                 3.00%
            -------------------------------------------------------
                   1998                                 2.92%
            -------------------------------------------------------
                   1999                                 2.60%
            -------------------------------------------------------
                   2000                                 3.32%
            -------------------------------------------------------

As of June 30, 2001, Class N shares had a year-to-date return of ____%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

            -------------------------------------------------------
               Class N                           Quarter Ending
            -------------------------------------------------------
               Highest           0.94%           June 30, 1995
            -------------------------------------------------------
               Lowest            0.49%           March 31, 1994
            -------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000

            ------------------------------------------------------------
                                                            Life of Fund
                                                            Since
                                        1 Year   5 Years    Dec. 1, 1993
            ------------------------------------------------------------

             Connecticut Tax Free
             Reserves - Class N           3.32%    2.96%       3.02%
            ------------------------------------------------------------

             iMoneyNet Connecticut Tax
             Free Money Market Funds
             Average                      3.20%    2.83%       *
            ------------------------------------------------------------

* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES -- Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None

ANNUAL OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
  Management Fees                                                        0.45%
  Distribution and Service (12b-1) Fees                                  0.25%
  Other Expenses
                                                                         0.13%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses*                                       0.83%
--------------------------------------------------------------------------------
  * Because some of the Fund's expenses were waived or
  reimbursed, actual total operating expenses for the
  prior fiscal year were:                                                0.65%
  These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o  you invest $10,000 in the Fund for the time periods indicated;

    o  you reinvest all dividends;

    o  you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITI CONNECTICUT TAX FREE RESERVES       1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES                            $85        $265       $460     $1,025

CITI NEW YORK TAX FREE RESERVES
This summary briefly describes Citi New York Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page __.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

   o Under normal market conditions, New York Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

   o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

   o When acceptable New York municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to New York personal income taxes.

   o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

   o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

MAIN RISKS
Investing in a mutual fund involves risk. Although New York Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in New York issuers, and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. New York Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

NEW YORK ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in New York, the Fund is more exposed to events that adversely affect issuers in New York. In particular, issuers of New York municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in New York's economy. New York's economy tends to have concentrations in the financial services, investment banking, and securities brokerage industries, and therefore, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that New York has experienced economic difficulties in recent years and could do so again in the future. In particular, local governments have experienced financial problems that may affect the fiscal health of the state. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York municipal obligations to purchase, the amount of the Fund's income that is subject to New York taxes could increase.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in New York Tax Free Reserves if:

   o     You're seeking tax-exempt income from your investment.*

   o     You're seeking current income and a stabilized share price.

   o You want to be able to convert your investment to cash quickly with reduced risk to principal.

   o Your income is subject to New York State or New York City personal income taxes.

   Don't invest in the Fund if:

   o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle--such as an IRA account.

   o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

    *  Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet New York Tax Free Money Market Funds Average.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

NEW YORK TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N

            --------------------------------------------------------------------
                        1991                                    3.86%
            --------------------------------------------------------------------
                        1992                                    2.38%
            --------------------------------------------------------------------
                        1993                                    1.79%
            --------------------------------------------------------------------
                        1994                                    2.30%
            --------------------------------------------------------------------
                        1995                                    3.31%
            --------------------------------------------------------------------
                        1996                                    2.86%
            --------------------------------------------------------------------
                        1997                                    3.06%
            --------------------------------------------------------------------
                        1998                                    2.91%
            --------------------------------------------------------------------
                        1999                                    2.64%
            --------------------------------------------------------------------
                        2000                                    3.46%
            --------------------------------------------------------------------

As of June 30, 2001, Class N shares had a year-to-date return of ____%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

            --------------------------------------------------------------------
                    Class N                                    Quarter Ending
            --------------------------------------------------------------------
                    Highest                1.02%               March 31, 1991
            --------------------------------------------------------------------
                    Lowest                 0.42%               June 30, 1993
            --------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000

            --------------------------------------------------------------------
                                              1 Year       5 Years     10 Years
            --------------------------------------------------------------------
            New York Tax Free Reserves
            - Class N                          3.46%        2.99%       2.86%
            --------------------------------------------------------------------
            iMoneyNet New York Tax
            Free Money Market Funds
            Average                            3.39%        2.94%       2.83%
            --------------------------------------------------------------------

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES -- Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on Purchases                          None
 Maximum Deferred Sales Charge (Load)                                      None

ANNUAL OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
 Management Fees                                                           0.45%
 Distribution and Service (12b-1) Fees                                     0.25%
 Other Expenses
                                                                           0.04%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses*                                          0.74%
--------------------------------------------------------------------------------
 * Because some of the Fund's expenses were waived or
 reimbursed, actual total operating expenses for the
 prior fiscal year were:                                                   0.65%
 These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 o   you invest $10,000 in the Fund for the time periods indicated;

 o   you reinvest all dividends;

 o   you then sell all of your shares at the end of those periods;

 o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITI NEW YORK TAX FREE RESERVES       1 YEAR    3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
CLASS N SHARES                         $76       $237        $411        $918

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.

The Funds do not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED Each Fund calculates its net asset value (NAV) at 12:00 noon Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV (normally $1.00 per share) on the day your account was closed.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on Fund shares you acquire through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

All share classes may not be available upon exchange.

DIVIDENDS
Each business day when a Fund determines its NAV, it calculates the Fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. You will receive your dividends as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: Each of the Funds expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the Fund's dividends to you will not be subject to federal income tax. However, each Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that a Fund may realize short-term or long-term capital gains or losses. As a result, a Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which the Fund designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. Government obligations may be exempt from certain state and local taxes. Except as noted below, Fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

CALIFORNIA TAX FREE RESERVES: The Fund expects that as long as the Fund meets certain requirements, including that at least 50% of the value of the Fund's assets consists of certain qualifying California municipal obligations, shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, dividends received from the Fund which are derived from interest (less related expenses) from such California municipal obligations of the Fund.

The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

CONNECTICUT TAX FREE RESERVES: The Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the Fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

NEW YORK TAX FREE RESERVES: The Fund expects that, to the extent that dividends received from the Fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the Fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGER
The Funds' investment manager is Citi Fund Management Inc., a subsidiary of Citigroup Inc., established to take over the mutual fund investment advisory operations of Citibank, N.A. The Manager's address is 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments and oversees their operations. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Funds. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any affiliate in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES
For the Funds' fiscal year ended August 31, 2000 the Funds paid the following fees for investment advisory services:

--------------------------------------------------------------------
                                            FEE, AS PERCENTAGE OF
FUND                                        AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------
Citi Tax Free Reserves                      0.12%
--------------------------------------------------------------------
Citi California Tax Free Reserves           0.12%
--------------------------------------------------------------------
Citi Connecticut Tax Free Reserves          0.11%
--------------------------------------------------------------------
Citi New York Tax Free Reserves             0.13%
--------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS
The Funds, other than Connecticut Tax Free Reserves, offer one class of shares, Class N shares. Connecticut Tax Free Reserves also offers Smith Barney Connecticut Money Market Portfolio - Class A shares and Smith Barney Connecticut Money Market Portfolio - Class Y shares. These classes have different expense levels. Only Class N shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class N shares.

Each Fund has adopted a service plan for Class N shares under Rule 12b-1 under the Investment Company Act of 1940. Each service plan allows the applicable Fund to pay the distributor, a broker-dealer or financial institution that has entered into a service agreement with the distributor concerning the Fund, or others, a monthly distribution and service fee. This fee may be used to make payments for providing personal service or the maintenance of shareholder accounts. This fee may also be used as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity. The total service and distribution fees under the plan with respect to each Fund may not exceed 0.25% per annum of the average daily net assets represented by Class N shares of that Fund. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment in Class N shares and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Funds' Manager or an affiliate may make similar payments under similar arrangements.

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.

--------------------------------------------------------------------------------
WHAT ARE MONEY MARKET INSTRUMENTS?
A Money Market Instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include Certificates Of Deposit, Bankers' Acceptances, Variable Rate Demand Notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), Fixed-Term Obligations, Commercial Paper (short term unsecured debt of corporations), Asset-Backed Securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and Repurchase Agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------

Each of the Funds invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations.

Under normal market conditions, the Funds invest at least 80% of their assets in municipal obligations and participation interests in municipal obligations.

--------------------------------------------------------------------------------
WHAT ARE MUNICIPAL OBLIGATIONS?
Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
--------------------------------------------------------------------------------
Municipal obligations bought by the Funds must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the Manager to be of comparable quality.

The Funds invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Funds also invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Funds may invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The Funds may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The Funds can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Funds will set aside the assets to pay for these securities at the time of the agreement.

The Funds may invest more than 25% of their assets in participation interests in municipal obligations issued by banks and other financial institutions and secured by bank letters of credit or guarantees. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 65% of their assets in municipal obligations that pay interest that is exempt from California, Connecticut and New York personal income taxes, respectively. When acceptable municipal obligations of this type are not available, the Funds may invest in municipal obligations that are not free from these state taxes. This would cause the amount of each Fund's income that is subject to state tax to increase.

Each Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Funds' taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of a Fund's assets are invested in taxable instruments. Each Fund's investment goals and policies may be changed without a shareholder vote.

DEFENSIVE STRATEGIES. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality taxable money market instruments, and may not be pursuing their investment objectives.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

INVESTMENT STRUCTURE. Tax Free Reserves does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to this Fund in this Prospectus includes the underlying fund. The other Funds may use this structure in the future. Tax Free Reserves may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

FINANCIAL HIGHLIGHTS

To be filed by Amendment.

APPENDIX

TAXABLE EQUIVALENT YIELD TABLES

RATES FOR 2000 UNDER FEDERAL PERSONAL, STATE AND LOCAL INCOME TAX LAW FOR THE JURISDICTIONS INDICATED

If you are subject to income tax, you need to earn a higher taxable yield to achieve the same after-tax income than you would if the yield were tax-exempt. The following tables show the approximate taxable yields which are equivalent to tax-exempt yields under 2000 federal personal income tax laws, and under the state and local personal income tax laws described in the tables. If tax laws, rates or brackets are changed, the information in the table would be out of date. All of the Funds expect that a substantial portion of their dividends will be exempt from federal personal income taxes. California Tax Free Reserves and Connecticut Tax Free Reserves also expect that a substantial portion of their dividends will be exempt from California and Connecticut personal income taxes, respectively. Similarly, New York Tax Free Reserves expects that a substantial portion of the dividends it pays will be exempt from New York State and New York City personal income taxes. However, in reviewing the tables below, you should remember that each of the Funds may also pay dividends which are subject to federal, state and local personal income taxes.


FEDERAL TAX RATES
                                        INCOME
                  TAXABLE INCOME*        TAX                            FEDERAL TAX-EXEMPT YIELD
  -------------------------------------         -----------------------------------------------------------------------
    SINGLE 2000             JOINT 2000  BRACKET  2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%    6.5%
  ---------------------------------------------------------------------------------------------------------------------
        $0- $26,250        $0- $43,850  15.0%    2.35%  2.94%  3.53%  4.12%  4.71%  5.29%  5.88%  6.47%  7.06%   7.65%
   $26,251- $63,550   $43,851-$105,950  28.0     2.78   3.47   4.17   4.86   5.56   6.25   6.94   7.64   8.33    9.03
   $63,551-$132,600  $105,951-$161,450  31.0     2.90   3.62   4.35   5.07   5.80   6.52   7.25   7.97   8.70    9.42
  $132,601-$288,350  $161,451-$288,350  36.0     3.13   3.91   4.69   5.47   6.25   7.03   7.81   8.59   9.38   10.16
    $288,351 & Over    $288,351 & Over  39.6     3.31   4.14   4.97   5.79   6.62   7.45   8.28   9.11   9.93   10.76
  * Net amount subject to Federal personal income tax after deductions and exemptions.



FEDERAL AND CALIFORNIA TAX RATES

                                        INCOME
             TAXABLE INCOME*             TAX                                FEDERAL TAX-EXEMPT YIELD
---------------------------------------         --------------------------------------------------------------------------
    SINGLE 2000       JOINT 2000       BRACKET**  2.0%   2.5%    3.0%   3.5%   4.0%   4.5%   5.0%  5.5%    6.0%     6.5%
--------------------------------------------------------------------------------------------------------------------------
        $0- $26,250                     17.77%    2.43%  3.04%   3.65%  4.26%  4.86%  5.47%  6.08%  6.69%   7.30%   7.90%
                          $0- $43,850   17.30     2.42   3.02    3.63   4.23   4.84   5.44   6.05   6.65    7.26    7.86
   $26,250- $63,550                     34.38     3.05   3.81    4.57   5.33   6.10   6.86   7.62   8.38    9.14    9.91
                     $43,850-$105,950   33.98     3.03   3.79    4.54   5.30   6.06   6.82   7.57   8.33    9.09    9.85
   $63,550-$132,600 $105,950-$161,450   37.42     3.20   3.99    4.79   5.59   6.39   7.19   7.99   8.79    9.59   10.39
  $132,600-$288,350 $161,450-$288,350   41.95     3.45   4.31    5.17   6.03   6.89   7.75   8.61   9.47   10.34   11.20
    $288,350 & Over   $288,350 & Over   45.22     3.65   4.56    5.48   6.39   7.30   8.21   9.13  10.04   10.95   11.87


                                                                            AVERAGE                COMBINED
                 TAXABLE INCOME*                        FEDERAL              STATE                 FEDERAL &
       SINGLE 2000               JOINT 2000               RATE              RATE***             STATE RATE****
-----------------------------------------------------------------------------------------------------------------
        $0- $26,250                                       0.15              0.032530                0.1777
                                 $0- $43,850              0.15              0.027111                0.1730
   $26,250- $63,550                                       0.28              0.088564                0.3438
                            $43,850-$105,950              0.28              0.083074                0.3398
$63,550-$132,600           $105,950-$161,450              0.31              0.093000                0.3742
$132,600-$288,350          $161,450-$288,350              0.36              0.093000                0.4195
$288,350 & Over            $288,350 & Over               0.396              0.093000                0.4522
*      Net amount subject to Federal and California personal income tax after deductions and exemptions.
**     Effective combined federal and state tax bracket.
***    State rate based on the average state rate for the federal tax bracket.
****   Combined Federal and California rate assumes itemization of state tax deduction.


FEDERAL AND CONNECTICUT STATE TAX RATES


                                          INCOME
             TAXABLE INCOME*                TAX                        CONNECTICUT FEDERAL TAX-EXEMPT YIELD
----------------------------------------            ----------------------------------------------------------------------
    SINGLE 2000**        JOINT 2000***    BRACKET**  2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%   6.5%
--------------------------------------------------------------------------------------------------------------------------
         $0-$26,250                       18.34%     2.45%  3.06%  3.67%  4.29%  4.90%  5.51%  6.12%  6.74%  7.35%  7.96%
                            $0- $43,850   18.24      2.45   3.06   3.67   4.28   4.89   5.50   6.12   6.73   7.34   7.95
   $26,250- $63,550    $43,851-$105,950   31.24      2.91   3.64   4.36   5.09   5.82   6.54   7.27   8.00   8.73   9.45
   $63,551-$132,600   $105,951-$161,450   34.11      3.04   3.79   4.55   5.31   6.07   6.83   7.59   8.35   9.11   9.86
  $132,601-$288,350   $161,451-$288,350   38.88      3.27   4.09   4.91   5.73   6.54   7.36   8.18   9.00   9.82   10.63
   $288,351 & Over      $288,351 & Over   42.32      3.47   4.33   5.20   6.07   6.93   7.80   8.67   9.54   10.40  11.27
*    Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.
**   Effective combined federal and state tax bracket.
***  State rate based on the average state rate for the federal tax bracket. Combined Federal and Connecticut rate assumes itemization of state tax deduction.

FEDERAL AND NEW YORK STATE TAX RATES

                                           INCOME
              TAXABLE INCOME*                TAX                          NEW YORK FEDERAL TAX-EXEMPT YIELD
-----------------------------------------            ------------------------------------------------------------------------
     SINGLE 2000**        JOINT 2000***    BRACKET**  2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%   6.5%
-----------------------------------------------------------------------------------------------------------------------------
          $0- $26,250                       19.54%    2.49%  3.11%  3.73%  4.35%  4.97%  5.59%  6.21%  6.84%  7.46%  8.08%
                              $0- $43,850   19.28     2.48   3.10   3.72   4.34   4.96   5.57   6.19   6.81   7.43   8.05
     $26,251- $63,550    $43,851-$105,950   32.93     2.98   3.73   4.47   5.22   5.96   6.71   7.45   8.20   8.95   9.69
     $63,551-$132,600   $105,951-$161,450   35.73     3.11   3.89   4.67   5.45   6.22   7.00   7.78   8.56   9.34   10.11
    $132,601-$288,350   $161,451-$288,350   40.38     3.35   4.19   5.03   5.87   6.71   7.55   8.39   9.23   10.06  10.90
     $288,351 & Over     $288,351 & Over    43.74     3.55   4.44   5.33   6.22   7.11   8.00   8.89   9.78   10.66  11.55
*      Net amount subject to Federal and New York personal income tax after deductions and exemptions.
**     Effective combined federal and state tax bracket.
****   State rate based on the average state rate for the federal tax bracket.  Combined Federal and New York rate assumes itemization of state tax deduction.


FEDERAL, NEW YORK STATE AND CITY TAX RATES

                                            INCOME
              TAXABLE INCOME*                 TAX                          NEW YORK FEDERAL TAX-EXEMPT YIELD
-----------------------------------------             -----------------------------------------------------------------------
     SINGLE 2000****      JOINT 2000****    BRACKET**  2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%   6.5%
-----------------------------------------------------------------------------------------------------------------------------
          $0- $26,250                       22.40%     2.58%  3.22%  3.87%  4.51%  5.15%  5.80%  6.44%  7.09%  7.73%  8.38%
                              $0- $43,850   22.13      2.57   3.21   3.85   4.49   5.14   5.78   6.42   7.06   7.71   8.35
     $26,251- $63,550                       35.63      3.11   3.88   4.66   5.44   6.21   6.99   7.77   8.54   9.32   10.10
                         $43,851-$105,950   35.62      3.11   3.88   4.66   5.44   6.21   6.99   7.77   8.54   9.32   10.10
     $63,551-$132,600   $105,951-$161,450   38.37      3.25   4.06   4.87   5.68   6.49   7.30   8.11   8.92   9.74   10.55
    $132,601-$288,350   $161,451-$288,350   42.83      3.50   4.37   5.25   6.12   7.00   7.87   8.75   9.62   10.50  11.37
      $288,351 & Over     $288,351 & Over   46.05      3.71   4.63   5.56   6.49   7.41   8.34   9.27   10.19  11.12  12.05
*      Net amount subject to Federal and New York personal income tax after deductions and exemptions.
**     Effective combined federal, state and city tax bracket.
****   State rate based on the average state rate for the federal tax bracket.  City rate based on the average city rate for the federal tax bracket. Combined Federal, New York State and New York City rate assumes itemization of state tax deduction.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134 toll-free.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

SEC File Number: 811-4052

                                                                   Statement of
                                                         Additional Information
                                                              ________ __, 2001

CITISM TAX FREE RESERVES                   CITISM CALIFORNIA TAX FREE RESERVES
CITISM CONNECTICUT TAX FREE RESERVES       CITISM NEW YORK TAX FREE RESERVES


This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated ________ __, 2001 for the Class N shares of Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves and Citi New York Tax Free Reserves (the foregoing, collectively, the "Funds") or the Prospectus dated _________ __, 2001 of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y, each a separate class of Citi Connecticut Tax Free Reserves. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page ___ hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-995-0134 toll free.

Each of the Funds is a separate series of CitiFunds(R) Trust III. The address and telephone number of CitiFunds Trust III are 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

CitiFunds Trust III invests all of the investable assets of Tax Free Reserves in Tax Free Reserves Portfolio (the "Portfolio"). The address and telephone number of the Portfolio are 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY CITIGROUP INC. AFFILIATE, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                                               PAGE


1. The Funds..............................................................................      ___
2. Investment Objectives, Policies and Restrictions.......................................      ___
3. Performance Information................................................................      ___
4. Determination of Net Asset Value.......................................................      ___
5. Additional Information on the Purchase and Sale of Shares..............................      ___
6. Dealer Commissions and Concessions.....................................................      ___
7. Management.............................................................................      ___
8. Portfolio Transactions.................................................................      ___
9. Description of Shares, Voting Rights and Liabilities...................................      ___
10. Certain Additional Tax Matters........................................................      ___
11. Independent Accountants and Financial Statements......................................      ___
Appendix A -- Ratings of Municipal Obligations............................................      A-1
Appendix B -- Additional Information Concerning California Municipal Obligations..........      B-1
Appendix C -- Additional Information Concerning Connecticut Municipal Obligations.........      C-1
Appendix D -- Additional Information Concerning New York Municipal Obligations............      D-1
Appendix E -- Additional Information Concerning Puerto Rico Municipal Obligations.........      E-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE FUNDS


CitiFunds Trust III is a diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 28, 1985 and is the successor to the business of The Landmark Funds Cash Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1984. Shares of CitiFunds Trust III are divided into six separate series, four of which, Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves are discussed in this Statement of Additional Information. Prior to January 2, 1998, CitiFunds Trust III was called Landmark Funds III. Prior to October 23, 2000, Tax Free Reserves was called CitiFunds Tax Free Reserves, and prior to January 2, 1998, the Fund was called Landmark Tax Free Reserves. Prior to October 23, 2000, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were called CitiFunds California Tax Free Reserves, CitiFunds Connecticut Tax Free Reserves and CitiFunds New York Tax Free Reserves, respectively. Prior to January 2, 1998 California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were called Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark New York Tax Free Reserves, respectively.

All references in this Statement of Additional Information to the activities of the Trust are intended to include those of the Trust and its predecessor, unless the context indicates otherwise. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated ________, 2001, of the Class N shares of the Funds and the Prospectus, dated
_________, 2001, of the Smith Barney Connecticut Money Market Portfolio Class A and Class Y shares, by which shares of the Funds are offered.

Each of the Funds is a type of mutual fund called a "money market fund." Tax Free Reserves is referred to as a "tax-exempt money market fund." Each of California Tax Free Reserves and Connecticut Tax Free Reserves is a type of fund commonly referred to as a "double tax-exempt money market fund," and New York Tax Free Reserves is a type of fund commonly referred to as a "triple tax-exempt money market fund." The net asset value of each Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.") Each Fund is non-diversified.

Tax Free Reserves seeks its investment objectives by investing all of its investable assets in Tax Free Reserves Portfolio. Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. The Portfolio has the same investment objectives and policies as Tax Free Reserves.

The Trustees of CitiFunds Trust III believe that the aggregate per share expenses of Tax Free Reserves and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify Tax Free Reserves (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in its Portfolio.

The Portfolio, as a New York trust, is not required to hold and has no intention of holding annual meetings of investors. However, when the Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When Tax Free Reserves is asked to vote on matters concerning its Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

The Portfolio may sell interests to investors in addition to Tax Free Reserves. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

Information about other holders of interests in the Portfolio is available from the Funds' distributor, Salomon Smith Barney, Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Portfolio and to California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves. Citi Fund

Management is an affiliate of Citibank, N.A., which has been managing money since 1822. Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware to take over the mutual fund investment advisory operations of Citibank, N.A. Citi Fund Management is a wholly-owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly-owned subsidiary of Citigroup Inc. Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940, and has its headquarters at 100 First Stamford Place, Stamford, CT 06902. Citi Fund Management manages the investments of the Portfolio, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves from day to day in accordance with the investment objectives and policies of the Portfolio or applicable Fund. The selection of investments for the Portfolio and each Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolio.

The Boards of Trustees of the Trust and the Portfolio provide broad supervision over the affairs of the Trust and of the Portfolio, respectively.


Shares of each Fund are continuously sold by Salomon Smith Barney, each Fund's distributor. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). The Distributor may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

              2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVES


The investment objectives of TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

The investment objectives of CALIFORNIA TAX FREE RESERVES are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.


The investment objectives of CONNECTICUT TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

The investment objectives of NEW YORK TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                              INVESTMENT POLICIES


Tax Free Reserves seeks its investment objectives by investing all of its investable assets in the Portfolio. The Portfolio has the same investment objectives and policies as Tax Free Reserves. The Prospectuses contain a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and the Portfolio, and contains more information about the various types of securities in which each Fund and the Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Tax Free Reserves will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to the Portfolio.

Tax Free Reserves may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio. The approval of Tax Free Reserves' shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in the Portfolio would not be required to change the Portfolio's investment objectives or any of its investment policies discussed below, including those concerning securities transactions. The Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment objectives.




TAX FREE RESERVES PORTFOLIO


The Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio may invest more than 25% of its assets in participation certificates issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) The Portfolio may hold uninvested cash reserves pending investment. The Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

As a non-diversified investment company, the Portfolio is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S.
government securities, of one issuer (or related issuers).

The Portfolio may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

All investments by the Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by the Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.) All investments by the Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical ratings organizations (NRSROs) assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)


The Portfolio's policy is to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations." This policy is not fundamental and may be changed without shareholder approval.

CALIFORNIA TAX FREE RESERVES, CONNECTICUT TAX FREE RESERVES AND NEW YORK TAX FREE RESERVES

Each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves seeks its investment objectives by investing primarily in short-term, high quality Municipal Obligations (as defined above). Each such Fund's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations."

All investments by California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)

In the case of California Tax Free Reserves, in general, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of California and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("California Municipal Obligations"), will be exempt from federal and California personal income taxes. For Connecticut Tax Free Reserves, dividends paid by the Fund which are treated as exempt-interest dividends for federal income tax purposes, to the extent derived from interest income on tax-exempt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, obligations of Puerto Rico, other U.S. territories and their political subdivisions and other qualifying issuers ("Connecticut Municipal Obligations"), will be exempt from federal and Connecticut personal income taxes. In the case of New York Tax Free Reserves, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("New York Municipal Obligations"), will be exempt from federal, New York State and New York City personal income taxes. These Funds may purchase Municipal Obligations issued by other states, their agencies and instrumentalities the interest income on which will be exempt from federal income tax but will be subject to California, Connecticut or New York State and New York City personal income taxes, as the case may be.

In order for California Tax Free Reserves to pay dividends that are exempt from federal tax and California personal income tax, the Fund must continue to qualify as a "regulated investment company" for federal income tax purposes. In addition, in order for California Tax Free Reserves to be eligible to pay dividends that are exempt from California personal income tax, at the end of each quarter of its taxable year at least 50% of the Fund's total assets must be invested in obligations, the interest on which is exempt from California taxation when received by an individual ("California Exempt-Interest Securities").

In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer.

Under normal circumstances, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 65% of their assets in California Municipal Obligations, Connecticut Municipal Obligations and New York Municipal Obligations, respectively, although the exact amount of a Fund's assets invested in such securities varies from time to time. Although these Funds attempt to invest 100% of their assets in Municipal Obligations, each Fund may invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. Each Fund may invest more than 25% of its assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation interests, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Uninvested cash reserves may be held temporarily for the Funds pending investment. The Funds' investments may include "when-issued" and "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

All of California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' investments mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Funds' respective portfolios (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in such Funds' portfolios are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until a Fund would be entitled to payment pursuant to demand rights, a letter of credit, guarantee or insurance policy or a right to tender or put the instrument, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

As non-diversified investment companies, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of their assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers).

Each Fund may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

MUNICIPAL OBLIGATIONS


Each of the Funds invests at least 80% of its assets, under normal circumstances, in:

            (1) Municipal bonds with remaining maturities of one year (397 days for California Tax Free Reserves and Connecticut Tax Free Reserves) or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's Investors Service, Inc. ("Moody's") or within the AAA or AA categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Fitch IBCA, Duff & Phelps ("Fitch") (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.


            (2) Municipal notes with remaining maturities of one year (397 days for California Tax Free Reserves and Connecticut Tax Free Reserves) or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

            (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees) or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.


            Subsequent to its purchase by a Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by a Fund are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see Appendix A to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trust's and Portfolio's Boards of Trustees have determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, a Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.


            MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

            In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by a Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

            Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Each Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

             MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

            For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A to this Statement of Additional Information. For a comparison of yields on such Municipal Obligations and taxable securities, see the Appendix to the Prospectus.

            MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS


Each of the Funds may purchase variable rate instruments and participation interests. Variable rate instruments that the Funds may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.


The variable rate instruments in which Funds' assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. An unrated variable rate instrument may be determined to meet a Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet a Fund's high quality criteria.


Variable rate instruments in which the Funds may invest include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. A participation interest gives a Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of a Fund. Each Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. Each Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to facilitate withdrawals from the Fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a Fund. With respect to insurance, each of the Funds will attempt to have the issuer of the participation interest bear the cost of the insurance, although the applicable Fund may also purchase insurance, in which case the cost of insurance will be an expense of the Fund. The Manager has been instructed by the Trust's Boards of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Funds, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which a Fund may subscribe. Although participation interests may be sold, each Fund intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.


Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.


Because of the variable rate nature of the instruments, when prevailing interest rates decline each Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, each Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

For purposes of determining whether a variable rate instrument held by a Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing a Fund's dollar-weighted average portfolio maturity.

In view of the possible concentration of Tax Free Reserves (including the Portfolio for purposes of this discussion) and the other Funds in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.


"WHEN-ISSUED" SECURITIES


Each of the Funds (including the Portfolio for purposes of this discussion) may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Funds will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Funds may sell these securities before the settlement date if deemed advisable by the Manager.

Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Fund's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of a Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.


STAND-BY COMMITMENTS


When a Fund (including the Portfolio for purposes of this discussion) purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. A Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by a Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.

The amount payable to a Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Each Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

The stand-by commitments that each Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.


TAXABLE SECURITIES


Although each Fund (including the Portfolio for purposes of this discussion) attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, each Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which a Fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Funds' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. Each Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.



RISK FACTORS AFFECTING INVESTMENT IN CALIFORNIA MUNICIPAL OBLIGATIONS

California Tax Free Reserves intends to invest a high proportion of its assets in California Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information.


The State of California and other issuers of California Municipal Obligations have experienced severe financial difficulties. From 1990-1993, the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in the defense/aerospace industries and military base closures and a major drop in real estate construction. In December 1994, Orange County, California and its pooled investment funds filed for protection under the federal Bankruptcy Code. Orange County's financial difficulties could continue to adversely affect other issuers of California Municipal Obligations. Since the start of 1994, California's economy has been recovering and growing steadily stronger, to the point where the State's economic growth is outpacing the rest of the nation. A significant portion of the State's economic growth has been in industries, such as high technology and entertainment, that may be particularly sensitive to economic trends. In addition, such industries can be adversely affected by economic turmoil in foreign markets. There can be no assurance that the State's economic growth will continue.

Furthermore, California's energy problem, which resulted in rolling blackouts and a declaration of a state of emergency in January 2001, could persist. As of the date of this Statement of Additional Information, California is facing a severe energy crisis and Pacific Gas & Electric ("PG&E") has filed for bankruptcy. Future disruptions in electricity or natural gas supplies could adversely affect the State's economy, especially since reliability of supply is important for several of the State's key industries, including computer services, electronics manufacturing, and biotechnology. It is not presently possible to determine the extent to which these events could adversely affect California's economy and fiscal condition, as well as the market for California Municipal Obligations. A continued downturn in computer-related industries may have significant adverse impacts on the State's economy. Such adverse effects on the economy in turn could negatively affect State revenues.

In fact, the energy crisis already has negatively affected the State's credit rating. On April 24, 2001, Standard & Poor's downgraded the rating on the State's general obligation bonds to A+ from AA in direct response to the mounting and uncertain cost to the State of the energy crisis, as well as the likely long-term detrimental effect of the crisis on the State's economy. For similar reasons, Moody's first on April 6, 2001 changed the outlook for the State's general obligation debt to negative from stable and then, on May 15, 2001, lowered its rating on the State's general obligation bonds to Aa3 from Aa2. Likewise, on April 18, 2001 Fitch placed the State's general obligation bonds on Ratings Watch Negative.

Many of the California Tax Free Reserves' Municipal Obligations are likely to be obligations of California governmental issuers which rely in whole or in part, directly or indirectly, on real property taxes as a source of revenue. "Proposition Thirteen" and similar California constitutional and statutory amendments and initiatives in recent years have restricted the ability of California taxing entities to increase real property tax revenues. Other initiative measures approved by California voters in recent years, through limiting various other taxes, have resulted in a substantial reduction in state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local governments.


The summary set forth in Appendix B is included for the purpose of providing a general description of the State of California credit and financial conditions. This summary is based on information from statements of issuers of California Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN CONNECTICUT MUNICIPAL OBLIGATIONS

Connecticut Tax Free Reserves intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning Connecticut Municipal Obligations, see Appendix C to this Statement of Additional Information.

The summary set forth in Appendix C is included for the purpose of providing a general description of the State of Connecticut credit and financial conditions. This summary is based on information from statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN NEW YORK MUNICIPAL OBLIGATIONS

New York Tax Free Reserves intends to invest a high proportion of its assets in Municipal Obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

Many complex political, social and economic forces influence New York State's economy and finances, which may in turn affect New York's financial plan. These forces may affect New York unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control.

Over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. The recent downturn in the financial markets may indicate a prolonged downturn in the wider economy. Since the securities industry is more important to the New York economy than the national economy as a whole, the impact of such a downturn potentially could be amplified on New York. A large, continued change in stock market performance could result in wage, bonus and unemployment levels that are significantly different from those embodied in the State's financial plan forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.

The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.


For further information concerning New York Municipal Obligations, see Appendix D to this Statement of Additional Information. The summary set forth above and in Appendix D is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

CERTAIN ADDITIONAL RISK FACTORS

Each of California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves may invest a portion of its assets in the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions. Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning the economy of Puerto Rico, see Appendix E of this Statement of Additional Information.

The summary set forth in Appendix E is included for the purpose of providing a general description of the economy of Puerto Rico. This summary is based on information from statements of the Government of Puerto Rico and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

REPURCHASE AGREEMENTS


Each of the Funds and the Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Manager believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES


Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and/or with respect to cash collateral would receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.


PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS


Each Fund and the Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.


                            INVESTMENT RESTRICTIONS


The Trust, on behalf of the Funds, and the Portfolio, each have adopted the following policies which may not be changed with respect to the Fund or the Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

Whenever the Trust is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio in which Tax Free Reserves invests, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in the Portfolio in accordance with applicable law. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.


A Fund or Portfolio may not:

            (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act;

            (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security;

            (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities;

            (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

            (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act;


            (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that a Fund or Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including bank participation interests in municipal obligations.

As a matter of non-fundamental policy, a Fund or the Portfolio may not invest more than 10% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at the value carried on the Fund's books).


For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.


If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or the Portfolio or a later change in the rating of a security held by a Fund or the Portfolio is not considered a violation of policy.


                           3. PERFORMANCE INFORMATION

Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of Tax Free Reserves' investment in the Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Each Fund may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.


Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and
(z) subtracting 1 from the result.



Each Fund may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.


Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for Class N shares of each Fund for the periods indicated. No Smith Barney Connecticut Money Market Portfolio - Class A or Class Y shares were outstanding at August 31, 2000, and therefore performance information for these shares is not available. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.


                                                                                              REDEEMABLE VALUE
                                                                        ANNUALIZED           OF A HYPOTHETICAL
                                                                           TOTAL             $1,000 INVESTMENT
                                                                          RATE OF                  AT THE
PERIOD                                                                    RETURN             END OF THE PERIOD

TAX FREE RESERVES
CLASS N
Ten years ended August 31, 2000....................................         3.03%                    $1,348.37
Five years ended August 31, 2000...................................         3.03%                    $1,160.74
One year ended August 31, 2000.....................................         3.33%                    $1,033.29





CALIFORNIA TAX FREE RESERVES
CLASS N
March 10, 1992 (commencement of operations)
  to August 31, 2000...............................................         2.84%                    $1,268.22
Five years ended August 31, 2000...................................         2.90%                    $1,153.48
One year ended August 31, 2000.....................................         2.95%                    $1,029.46

CONNECTICUT TAX FREE RESERVES
CLASS N
December 1, 1993 (commencement of
  operations) to August 31, 2000...................................         2.99%                    $1,220.35
Five years ended August 31, 2000...................................         2.96%                    $1,157.24
One year ended August 31, 2000.....................................         3.10%                    $1,030.95

NEW YORK TAX FREE RESERVES
CLASS N
Ten years ended August 31, 2000....................................         2.91%                    $1,331.63
Five years ended August 31, 2000...................................         2.96%                    $1,157.03
One year ended August 31, 2000.....................................         3.20%                    $1,032.01




The following table shows the annualized yield and effective compound annualized yield for each Fund for the seven-day period ended August 31, 2000:



                                                                                   EFFECTIVE
                                                                                    COMPOUND
                                                               ANNUALIZED YIELD  ANNUALIZED YIELD


       Tax Free Reserves, Class N.........................           3.65%         3.72%
       California Tax Free Reserves, Class N..............           3.19%         3.24%
       Connecticut Tax Free Reserves, Class N.............           3.39%         3.45%
       New York Tax Free Reserves, Class N................           3.49%         3.55%



The annualized tax equivalent yield for the seven-day period ended August 31, 2000 for Tax Free Reserves was 6.04% for Class N shares (assuming a federal tax bracket of 39.60%). The annualized tax equivalent yield for the seven-day period ended August 31, 2000 for California Tax Free Reserves was 5.08% for Class N shares (assuming (i) a combined California State and federal tax bracket of 45.22% and (ii) that 87.2% of the Fund's assets were invested in California Municipal Obligations). The annualized tax equivalent yield for the seven-day period ended August 31, 2000 for Connecticut Tax Free Reserves was 4.97% for Class N shares (assuming (i) a combined Connecticut State and federal tax bracket of 42.32% and (ii) that 84.5% of the Fund's assets were invested in Connecticut Municipal Obligations). The annualized tax equivalent yield for the seven-day period ended August 31, 2000 for New York Tax Free Reserves was 5.47% for Class N shares (assuming (i) a combined New York State, New York City and federal tax bracket of 46.43% and (ii) that 83.9% of the Fund's assets were invested in New York Municipal Obligations).

For advertising and sales purposes, the Funds will generally use the performance of Class N shares. If the performance of Smith Barney Connecticut Money Market Portfolio shares is used for advertising and sales purposes, performance after the class inception date will be actual performance, while performance prior to that date will be Class N performance, adjusted to reflect the differences in sales charges (if any) but not the differences in fees and expenses among the classes. The performance of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares generally would have been higher than Class N performance, because the contractual expenses attributable to the Smith Barney - Class A and Class Y shares are lower than the expenses attributable to the Class N shares. After waivers, Class N expenses may be the same as Smith Barney - Class A expenses, in which case the performance of the classes would be similar. Fund performance may also be presented in advertising and sales literature without the inclusion of sales charges.


                      4. DETERMINATION OF NET ASSET VALUE


The net asset value of each share of each class of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 12:00 noon,

Eastern time. Net asset value is calculated for each class of a Fund by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in its underlying Portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolio employ specific investment policies and procedures to accomplish this result.

The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of Tax Free Reserves is determined. The net asset value of Tax Free Reserves' investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

The securities held by a Fund or the Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

Pursuant to the rules of the SEC, the Trust's and the Portfolio's Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolio's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or the Portfolio, the Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolio maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolio also have established procedures to ensure that securities purchased by the Funds and Portfolio meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")


Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

It is expected that each Fund (and each class of a Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account in that Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares of that Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

          5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF SHARES


Each Fund offers Class N shares and Connecticut Tax Free Reserves offers two additional classes, Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares.


Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees if applicable, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share and dividends per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares,
(ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.


When you place purchase orders, please specify what class you are eligible for. If you own shares of more than one class in Connecticut Tax Free Reserves, and want to sell shares, you should specify which class of shares you wish to sell.


CLASS N SHARES


     o Class N shares may be purchased from the Distributor or from Service Agents.

     o Class N shares are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.

     o Class N shares may pay distribution and service fees of up to 0.25% of the average daily net assets represented by Class N shares.

SMITH BARNEY SHARES


Connecticut Tax Free Reserves offers two classes of Smith Barney Shares - Class A and Class Y.

     o Class A shares are sold at net asset value without an initial sales charge. Class A shares may pay distribution and service fees of up to 0.10% of the average daily net assets represented by Class A shares.

     o Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000. Class Y shares are not subject to distribution or service fees.


     Investors may purchase shares from a Service Agent. In addition, certain investors purchasing through certain Service Agents, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify which class is being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services, Inc. ("PFPC" or "sub-transfer agent") are not subject to a maintenance fee.


     Investors in Class A shares may open an account in the Fund by making an initial investment of at least $1,000 for each account in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for Class A and Class Y. There are no minimum investment requirements for Class A shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates for Class A and Class Y shares are issued only upon a shareholder's written request to the sub-transfer agent.

Letter of Intent - Class Y Shares.

     A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a distribution and service fee of 0.10%) and expenses applicable to the Fund's Class A shares. Please contact a Service Agent or the Transfer Agent for further information.


     Deferred Sales Charge Provisions - Class A shares.

     "Deferred Sales Charge Shares" are Class A shares acquired by exchange from another Smith Barney fund subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

     Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; or (c) with respect to Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

     Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.

     In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

     Waivers of Deferred Sales Charge.

     The deferred sales charge will be waived on: (a) exchanges (see "Exchanges"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

     Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGES

     Class N Shares

     o Class N shares of the Funds may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds.

     o The exchange privilege for Class N shares may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

     Smith Barney Connecticut Money Market Portfolio Shares

     o Class A shares of the Fund will be subject to the appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

     o Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in certain Smith Barney Mutual Funds may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege for Smith Barney Connecticut Money Market Portfolio Shares

     Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, in its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
     (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


     The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

     Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

ADDITIONAL PURCHASE AND SALE INFORMATION

Class N Shares

Shareholders may redeem Class N shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, to your Service Agent. Shareholders may redeem or exchange Class N shares by telephone, if their account applications so permit.

Smith Barney Connecticut Money Market Portfolio Shares


A shareholder may redeem Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares by contacting his or her Service Agent.


If the Class A or Class Y shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request with respect to Class A or Class Y shares in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

General

During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone or Internet are genuine. These procedures may include recording of the telephone or Internet instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone or Internet.


Subject to compliance with applicable regulations, the Trust and the Portfolio have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

The Trust and the Portfolio may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in the Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


                     6. DEALER COMMISSIONS AND CONCESSIONS

From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                 7. MANAGEMENT


Each Fund and the Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Manager. Actions taken by the Trustees and officers in good faith and with reasonable care are binding on all concerned. The Trustees and officers of the Trust and the Portfolio, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 388 Greenwich Street, New York, New York 10013. The address of the Portfolio is 388 Greenwich Street, New York, New York 10013.

TRUSTEES OF THE TRUST AND THE PORTFOLIO


ELLIOTT J. BERV; 58 -- Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (since January, 2000); President, Catalyst, Inc. (Strategy Consultants) (since June, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May,
1984).


DONALD M. CARLTON; 64 -- Director, American Electric Power (Electric Utility) (since 2000); Director, Valero Energy (Petroleum Refining) (since 1999); Consultant, URS Corporation (Engineering) (since 1999); Director, National Instruments Corp. (Technology) (since 1994); Chief Executive Officer, Radian Corporation (Engineering) (from 1969 to 1996); Chief Executive Officer, Radian International L.L.C. (Engineering) (from 1996 to 1998).

A. BENTON COCANOUGHER; 63 -- Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (since 1987); Director, Randall's Food Markets, Inc. (from 1990 to 1999); Director, First American Bank and First American Savings Bank (from 1994 to 1999).

MARK T. FINN; 58 -- Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (Mutual Fund Company) (since March 1999); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since 1996); Chairman and Owner, Vantage Consulting Group, Inc. (Investment Advisory and Consulting Firm) (since 1988); President and Director, Delta Financial, Inc. (Investment Advisory Firm) (since 1983); former President, Secretary and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (from March 1997 to December 2000).

RILEY C. GILLEY; 75 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (Retired, December, 1987).


STEPHEN RANDOLPH GROSS; 53 -- Director, Hotpalm.com, Inc. (Wireless Applications) (since May 2000); Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Director, United Telesis, Inc. (Telecommunications) (since January 1999); Managing Director, Fountainhead Ventures, L.L.C. (Consulting) (since March 1998); Director, ebank.com, Inc. (since January 1998); Director, Ikon Ventures, Inc. (since January 1998); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1979).

DIANA R. HARRINGTON; 61 -- Professor, University of Kansas (since January
2001); Professor, Babson College (since 1992); Trustee, The Highland Family of Funds (Investment Company) (March, 1997 to March, 1998).


SUSAN B. KERLEY; 50 -- President, Global Research Associates, Inc. (Investment Research) (since September, 1990); Director, Mainstay Institutional Funds (since December, 1990).

HEATH B. MCLENDON*; 67 -Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) (since March 1996); Managing Director, Salomon Smith Barney (since August
1993); President, Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-seven investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York 10048.

ALAN G. MERTEN; 59 -- Director, Re-route.com (Information Technology) (since
2000); Director, BTG, Inc. (Information Technology) (since 1997); President, George Mason University (since 1996); Director, Comshare, Inc. (Information Technology) (since 1985); Director, Indus (Information Technology) (from 1995 to 1999); Dean, Johnson Graduate School of Management of Cornell University (from 1989 to 1996).


C. OSCAR MORONG, JR.; 66 -- Chairman of the Boards of Trustees of the Trust; Director, MAS Funds (Investment Company) (since 1993); Managing Director, Morong Capital Management (since February, 1993); Director, Indonesia Fund (from 1990 to 1999).

R. RICHARDSON PETTIT; 59 -- Professor of Finance, University of Houston (since
1977); former Managing Director, Windermere Investments (Financial Consulting) (from January 1997 to June 1997).

WALTER E. ROBB, III; 75 - Director, John Boyle & Co., Inc. (Textiles) (since
1999); President, Benchmark Consulting Group, Inc. (Service Company) (since
1991); Director, Harbor Sweets, Inc. (Candy) (since 1990); Sole Proprietor, Robb Associates (Corporate Financial Advisors) (since 1978); Director, W.A. Wilde Co. (Direct Mail) (since 1989); Director, Alpha Granger Manufacturing, Inc. (Electronics) (since 1983); Co-owner, Anne Bell Robb (Publishing) (since
1979); Trustee, MFS Family of Funds (Investment Company) (since 1985); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors ) (from 1989 to 2000).

E. KIRBY WARREN; 66 - Professor and Professor Emeritus, Graduate School of Business, Columbia University (since 1957).

OFFICERS OF THE TRUST AND PORTFOLIO

HEATH B. McLENDON*; 67 - Trustee and President of the Trust and the Portfolio; Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) (since March 1996); Managing Director, Salomon Smith Barney (since August 1993); President, TIA; Chairman or Co-Chairman of the Board of seventy-seven investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE*; 44 -- Senior Vice President and Treasurer of the Trust and the Portfolio; Managing Director, Salomon Smith Barney; Chief Financial Officer, Smith Barney Mutual Funds; Director and Senior Vice President of Smith Barney Fund Management and TIA; Treasurer and Senior Vice President or Executive Vice President of eighty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID*; 40 -- Controller of the Trust and the Portfolio; Director, Salomon Smith Barney; former Assistant Treasurer, First Investment Management Company; Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO*; 43 -- Assistant Controller of the Trust and the Portfolio; Vice President, Citibank (since February, 1991); Assistant Controller of seventeen investment companies associated with Citigroup.

PAUL BROOK*; 48 -- Assistant Controller of the Trust and the Portfolio; Director, Salomon Smith Barney; Managing Director, AMT Investors Capital Services Inc. (1997 to 1998); Partner, Ernst & Young LLP (1990 to 1997); Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

ANTHONY PACE*; 36; Assistant Treasurer of the Trust and the Portfolio; Vice President, Mutual Fund Administration for Salomon Smith Barney Inc. (since
1986); Assistant Treasurer of twenty investment companies associated with Citigroup.

MARIANNE MOTLEY*; 42 -- Assistant Treasurer of the Trust and the Portfolio; Director, Mutual Fund Administration for Salomon Smith Barney Inc. (since
1994); Assistant Treasurer of seventy-seven investment companies associated with Citigroup.

ROBERT I. FRENKEL, ESQ.*; 46 -- Secretary of the Trust and the Portfolio; Managing Director and General Counsel of Global Mutual Funds for Citigroup Asset Management; Secretary of seventeen investment companies associated with Citigroup. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.*; 39 -- Assistant Secretary of the Trust and the Portfolio; Director and Deputy General Counsel for Citigroup Asset Management; Assistant Secretary of seventeen investment companies associated with Citigroup. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.*; 31 -- Assistant Secretary of the Trust and the Portfolio; Vice President and Associate General Counsel of Citigroup Asset Management; Assistant Secretary of seventeen investment companies associated with Citigroup. Since 1998, she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at the Dreyfus Corporation (from 1995 to 1998).

HARRIS GOLDBLAT, ESQ.*; 31 -- Assistant Secretary of the Trust and the Portfolio; Associate General Counsel at Citigroup Asset Management; Assistant Secretary of seventeen investment companies associated with Citigroup. Since April 2000, he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.

The Trustees and officers of the Trust and Portfolio also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

The Trustees of the Trust received the following remuneration from the sources indicated for the periods set forth below:



TRUSTEES COMPENSATION TABLE
---------------------------------------------------------------------------------------------------------------
                                                  AGGREGATE             AGGREGATE            AGGREGATE
                            AGGREGATE             COMPENSATION FROM     COMPENSATION FROM    COMPENSATION FROM
                            COMPENSATION FROM     CALIFORNIA TAX FREE   CONNECTICUT TAX      NEW YORK TAX FREE
                            TAX FREE RESERVES     RESERVES (1)          FREE RESERVES (1)    RESERVES (1)
TRUSTEE                     (1)
---------------------------------------------------------------------------------------------------------------
Elliott J. Berv             N/A                   $1,299                $993                 $4,223
---------------------------------------------------------------------------------------------------------------
Donald M. Carlton(2)        N/A                   N/A                   N/A                  N/A
---------------------------------------------------------------------------------------------------------------
A. Benton Cocanougher(2)    N/A                   N/A                   N/A                  N/A
---------------------------------------------------------------------------------------------------------------
Mark T. Finn                N/A                   $3,906                $2,334               $14,296
---------------------------------------------------------------------------------------------------------------
Riley C. Gilley             N/A                   $967                  $821                 $2,939
---------------------------------------------------------------------------------------------------------------
Stephen Randolph Gross (2)  N/A                   N/A                   N/A                  N/A
---------------------------------------------------------------------------------------------------------------
Diana R. Harrington         N/A                   $1,718                $1,208               $5,843
---------------------------------------------------------------------------------------------------------------
Susan B. Kerley             N/A                   $1,677                $1,188               $5,680
---------------------------------------------------------------------------------------------------------------
Heath B. McLendon           $0                    $0                    $0                   $0
---------------------------------------------------------------------------------------------------------------
Alan G. Merten(2)           N/A                   N/A                   N/A                  N/A
---------------------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr.        $5,055                $2,617                $1,670               $9,322
---------------------------------------------------------------------------------------------------------------
R. Richardson Pettit(2)     N/A                   N/A                   N/A                  N/A
---------------------------------------------------------------------------------------------------------------
Walter E. Robb, III         $2,651                $1,083                $881                 $3,386
---------------------------------------------------------------------------------------------------------------
E. Kirby Warren             $3,621                $1,139                $1,200               $5,786
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                            PENSION OR            ESTIMATED ANNUAL      TOTAL COMPENSATION
                            RETIREMENT BENEFITS   BENEFITS UPON         FROM TRUST AND FUND
                            ACCRUED AS PART OF    RETIREMENT            COMPLEX PAID TO
TRUSTEE                     FUND EXPENSES                               TRUSTEES (1)(3)
--------------------------------------------------------------------------------------------
Elliott J. Berv             None                  None                  $68,000
--------------------------------------------------------------------------------------------
Donald M. Carlton(2)        None                  None                  N/A
--------------------------------------------------------------------------------------------
A. Benton Cocanougher(2)    None                  None                  N/A
--------------------------------------------------------------------------------------------
Mark T. Finn                None                  None                  $73,000
--------------------------------------------------------------------------------------------
Riley C. Gilley             None                  None                  $70,500
--------------------------------------------------------------------------------------------
Stephen Randolph Gross(2)   None                  None                  N/A
--------------------------------------------------------------------------------------------
Diana R. Harrington         None                  None                  $67,500
--------------------------------------------------------------------------------------------
Susan B. Kerley             None                  None                  $66,000
--------------------------------------------------------------------------------------------
Heath B. McLendon           None                  None                  $0
--------------------------------------------------------------------------------------------
Alan G. Merten (2)          None                  None                  N/A
--------------------------------------------------------------------------------------------
C. Oscar Morong, Jr.        None                  None                  $93,500
--------------------------------------------------------------------------------------------
R. Richardson Pettit (2)    None                  None                  N/A
--------------------------------------------------------------------------------------------
Walter E. Robb, III         None                  None                  $63,000
--------------------------------------------------------------------------------------------
E. Kirby Warren             None                  None                  $68,250
--------------------------------------------------------------------------------------------

(1)   Information is for the fiscal year ended August 31, 2000.
(2) Messrs. Carlton, Cocanougher, Gross, Merten and Pettit became trustees of the Trust as of _________ __, 2001. Therefore, these trustees received no compensation from the Trust for the fiscal year ended August 31, 2000.
(3) Messrs. Berv, Carlton, Cocanougher, Finn, Gilley, Gross, Merten, McLendon, Morong, Pettit, Robb and Warren and Mses. Harrington and Kerley are trustees of 20, 13, 13, 19, 26, 13, 13, 77, 24, 13, 23, 24, 21 and 21
      funds, respectively, in the family of open-end registered investment companies advised or managed by Citi Fund Management Inc. or its affiliates.


As of June __, 2001, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of each Fund were held of record by Citibank, N.A. or an affiliate, as a Service Agent of the Funds, for the accounts of their respective clients.

The Declaration of Trust of each of the Trust and the Portfolio provides that the Trust or Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or Portfolio, as the case may be, unless, as to liability to the Trust or Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or Portfolio, or in a written opinion of independent legal counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


MANAGER


Citi Fund Management Inc. manages the assets of each Fund and the Portfolio and provides certain administrative services to each Fund and the Portfolio pursuant to separate management agreements (the "Management Agreements"). Subject to such policies as the Board of Trustees of the Portfolio or Trust, as applicable, may determine, the Manager manages the securities of the Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves and makes investment decisions for the Portfolio and such Funds. Currently, advisory services for Tax Free Reserves are provided through its Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to the Fund.


The Management Agreement also requires Citi Fund Management to perform administrative and management services, including (i) providing office space, equipment and clerical personnel necessary for maintaining the organization of each Fund and Portfolio and for performing administrative and management functions; (ii) supervising the overall administration of each Fund and Portfolio, including negotiation of contracts and fees with and the monitoring of performance and billings of the Fund's or Portfolio's transfer agent, service agents, custodian and other independent contractors or agents; and
(iii) maintaining the books and records of each Fund and Portfolio. The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the investments of each Fund and the Portfolio and providing administrative services for each Fund and the Portfolio.

Each of the Management Agreements will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio or Trust or by a vote of a majority of the outstanding voting securities of the Portfolio or applicable Fund, and, in either case, by a majority of the Trustees of the Portfolio or Trust who are not parties to such Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio or Trust when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio or Trust, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

For its services under the Management Agreements, Citi Fund Management receives management fees, which are accrued daily and paid monthly, of 0.50% of Tax Free Reserves' average daily net assets and 0.45% of California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' average daily net assets, in each case on an annualized basis for the Fund's then-current fiscal year. Citi Fund Management has voluntarily agreed to waive a portion of its management fee. The management fees payable by Tax Free Reserves are reduced by the amount, if any, of the Fund's share of the management fees payable by the Portfolio in which it invests.




TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $659,288, $824,462 and $746,484, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS, Inc., the former administrator, from the Fund under a prior Administrative Services Agreement, after waivers, were $784,522, $873,949 and $826,985, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees payable to CFBDS, Inc., the former administrator, under a prior Administrative Services Agreement with the Portfolio were voluntarily waived.

CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $292,561, $383,383 and $405,958, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS, Inc., the former administrator, from the Fund under a prior Administrative Services Agreement, after waivers, were $422,331, $537,738 and $569,821, respectively.


CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $173,117, $186,539 and $188,830, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS, Inc., the former administrator, from the Fund under a prior Administrative Services Agreement, after waivers, were $253,409, $268,250 and $280,048, respectively.


NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $1,316,731, $1,436,852 and $1,664,831, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS, Inc., the former administrator, from the Fund under a prior Administrative Services Agreement, after waivers, were $1,872,505, $2,187,095 and $2,190,230, respectively.


Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR


The Trust has adopted Service Plans ("Service Plans") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood such Service Plans will benefit the applicable Funds and their shareholders.


The Service Plans provide that the Class N shares of the Funds and Smith Barney Connecticut Money Market Portfolio - Class A shares may pay a monthly fee at an annual rate not to exceed 0.25% and 0.10% of the average daily net assets represented by the Class N shares and Smith Barney Connecticut Money Market Portfolio - Class A shares, respectively. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Smith Barney Connecticut Money Market Portfolio - Class Y shares have not adopted a Service Plan.


Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan ("Qualified Trustees"). Each Service Plan requires that the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees then in office. Each Service Plan may be terminated with respect to any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of holders of shares representing a majority of the voting power the outstanding voting securities of the applicable class. A Service Plan may not be amended to increase materially the amount of a class' permitted expenses thereunder without the approval of holders of shares representing a majority of the voting power of the outstanding voting securities of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to a Service Plan for a period of not less than six years from the date of the Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

Salomon Smith Barney, 388 Greenwich Street, New York, New York 10013, serves as the Distributor of each Fund's shares pursuant to separate Distribution Agreements with the Trust with respect to each class of shares of each Fund (the "Distribution Agreements").

Each Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of shares representing a majority of the voting power of the relevant class of the Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of holders of shares representing a majority (as defined in the 1940 Act) of the voting power of the relevant class of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board members of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.


During the period they are in effect, each Service Plan and Distribution Agreement obligates the applicable Funds to pay fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. Thus, even if the Distributor's expenses exceed its fees for any Fund, the Fund will not be obligated to pay more than those fees and, if the Distributor's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay distribution and service fees to the Distributor until either its applicable Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's expenses in excess of distribution and service fees received or accrued through the termination date will be the Distributor's sole responsibility and not obligations of the Fund.


TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $273,142, $308,091 and $288,140, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $1,194,360, $1,291,979 and $1,254,912, respectively.

CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $38,266, $74,694 and $80,084, respectively. For the fiscal years ended August

31, 1998, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $619,577, $769,975 and $815,516, respectively.

CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $15,904, $22,263 and $20,344, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $377,316, $410,689 and $440,198, respectively.

NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $536,134, $620,394 and $652,984, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $2,634,965, $2,937,943 and $3,153,198, respectively.

The Distributor may enter into agreements with Service Agents and may pay compensation to such Service Agents for accounts for which the Service Agents are holders of record. The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments are determined by the Distributor and may vary. The Manager or its affiliates may make similar payments under similar arrangements.

CODE OF ETHICS


The Trust, the Portfolio, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN
The Trust and Portfolio has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 125 Broad Street, New York, New York 10004.

PFPC Global Fund Services, located at Exchange Place, Boston, Massachusetts 02109, serves as the sub-transfer agent with respect to the Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares of Connecticut Tax Free Reserves. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Smith Barney Class A and Class Y shares, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for out-of-pocket expenses.

The Trust and Portfolio also has entered into a Custodian Agreement, a Fund Accounting Agreement, and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial and fund accounting services are provided for each Fund and Portfolio and sub-transfer agency services are provided for the Class N shares of each Fund and the Portfolio. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolio. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Trust's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.


                           8. PORTFOLIO TRANSACTIONS


The Trust's and Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Trust and the Portfolio do not anticipate paying brokerage commissions. Any transaction for which the Portfolio or a Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Portfolio and for the Funds will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Portfolio or a Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or Fund or the size of the position obtainable for the Portfolio or Fund. In addition, when purchases or sales of the same security for the Portfolio or a Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by the Portfolio or by the Funds during the fiscal year ended August 31, 2000 to the Manager or any affiliate of the Manager.


            9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such series into classes. Currently, the Trust offers two series of shares in addition to the Funds. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares, and to redesignate series and classify and reclassify classes, whether or not shares of the series or class are outstanding. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution (except for any differences among classes of shares of a series).

The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) to protect the tax status of a Fund if necessary, and (iii) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

Shareholders of all Funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class. Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) represented by the shareholder's shares of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of that Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold annual meetings of shareholders, but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees under certain circumstances.

The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

The Trust may, without shareholder approval, implement a master/feeder or fund-of-funds structure for a Fund in which the Fund invests in one or more investment companies. Tax Free Reserves currently utilizes the master/feeder structure. The Trust may, without shareholder approval, change a Fund's form of organization, reorganize any Fund or class or the Trust as a whole into a newly created entity or a newly created series of an existing entity, or incorporate any Fund or class or the Trust as a whole as a newly created entity. The Trust, and any series or class of the Trust, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders by holders of shares representing a majority of the voting power of the outstanding voting securities of the Trust voting as a single class or of the affected series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust may be terminated at any time by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Trust or by the Trustees by written notice to the shareholders. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of holders of shares representing a majority of the outstanding voting securities of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder or former shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

The Portfolio is organized as a trust under the laws of the State of New York. Each investor in the Portfolio, including Tax Free Reserves, may add to or reduce its investment in the Portfolio on each business day. At 12:00 noon, Eastern time, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 12:00 noon, Eastern time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 12:00 noon, Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 12:00 noon, Eastern time, on the following business day of the Portfolio.


                       10. CERTAIN ADDITIONAL TAX MATTERS


Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of a Fund's overall income and its tax-exempt income) and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio believes that it will not be required to pay any federal income or excise taxes.

The portion of a Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from a Fund on their federal income tax returns.


Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

With respect to California Tax Free Reserves, under existing California law, if, at the close of each quarter of its taxable year, the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's total assets consist of California Exempt-Interest Securities, then "California exempt-interest dividends" attributable to such securities will be exempt from California personal income tax. A "California exempt-interest dividend" is any dividend distributed by California Tax Free Reserves to the extent that it is derived from the interest received by the Fund from California Exempt-Interest Securities (less related expenses) and designated as such by written notice to shareholders. Distributions other than "California exempt-interest dividends" by California Tax Free Reserves to California residents will be subject to California personal income tax. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of Fund shares will not be deductible for California personal income tax purposes if the Fund distributes dividends that are exempt from California taxation. The foregoing is only a brief summary of some of the important tax considerations generally affecting the taxation of dividends received by shareholders that are subject to California personal income tax. Potential investors, including, in particular, investors who may be subject to other taxes, such as California corporate franchise tax, California corporate income tax or taxes of other jurisdictions, should consult with their own tax advisers.

              11. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


KPMG LLP are the independent accountants for the Portfolio and each of the Funds, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.



Financial statements to be filed by Amendment.

                                                                     APPENDIX A

                       RATINGS OF MUNICIPAL OBLIGATIONS*

The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Duff & Phelps represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, InC.'S THREE HIGHEST LONG-TERM DEBT
RATINGS:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classifications Aa and A. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.


-------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


DESCRIPTION OF STANDARD & POOR'S RATINGS GrOUP'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Plus (+) or Minus (-): The AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

            -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

            Note rating symbols and definitions are as follows:

            SP-1 -- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

            SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DESCRIPTION OF FITCH IBCA, DUFF & PHELPS' TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS:

When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/ F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH IBCA DUFF & PHELPS' TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT RATINGS:

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 -- Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                                                                     APPENDIX B

                       ADDITIONAL INFORMATION CONCERNING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

     The following information is a summary of special factors affecting investments in California Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements relating to offerings of California issuers. Citi California Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                              RECENT DEVELOPMENTS

     In the 2001-02 Governor's Budget, released on January 10, 2001, the Department of Finance projected that the California economy will continue to grow, but at a more moderate pace in 2001, followed by more robust gains in 2002. The projection assumes a relatively flat stock market and a 10% reduction in stock option income in 2001-02. The economic expansion has been marked by strong growth in high technology manufacturing and business services (including software, computer programming and the Internet), nonresidential construction, entertainment and tourism-related industries. Growth in 2000 was greater than earlier years in the economic expansion, with 3.6 percent year-over-year increase in non-farm payroll employment. Unemployment, less than 5 percent as of February 27, 2001, is at the lowest rate in over 30 years. Taxable sales in 2000 were estimated at more than 11 percent above 1999 levels. Continued economic improvement in Asia (Japan excluded), ongoing strength in NAFTA partners Mexico and Canada, and solid growth in Europe are expected to further increase California-made exports in 2001 and 2002. Nonresidential construction has been strong for the past four years. New residential construction has increased since lows of the early 1990s recession, but remains lower than during the previous economic expansion in the 1980s.

     The State appears to have avoided the sharp slowdown in economic growth that affected much of the rest of the nation in the latter months of 2000. Nonetheless, the State eventually could be affected by the nationwide slowdown. The energy situation poses an additional risk to the State's economy. During the past year, much of California has experienced difficulties with the prices and supplies of natural gas and electricity. Shortages of electricity resulted in rolling blackouts in much of the State beginning in January 2001. On January 17, 2001, the Governor proclaimed a state of emergency as the available electricity was insufficient to prevent widespread and prolonged disruption of electric service in the State. The Governor has employed a variety of measures intended to alleviate or prevent the emergency. He has stated that the State is focusing its efforts in four main areas: (1) increasing the energy supply through expedited plant construction and other sources of power generation; (2) decreasing energy demand and increasing efficiency; (3) expanding the use of long-term energy contracts rather than relying upon the spot market; and (4) maintaining the financial viability of the State's public utilities. The State Legislature also is considering a number of bills dealing with energy matters.


     The State hopes that the measures it has started to implement, coupled with conservation, load management and improved energy efficiency, will avoid future disruptions of the supply of electricity or natural gas to the public, decrease wholesale energy prices, and promote the financial recovery of the State's investor-owned utilities. The situation, however, continues to be fluid and subject to many uncertainties. There can be no assurance that there will not be future disruptions in energy supplies or related developments which could adversely affect the State's economy, and which could in turn affect State revenues, or the health and comfort of its citizens.

     On April 24, 2001, Standard & Poor's lowered its rating on the State's general obligation bonds to A+ from its previous rating of AA. The rating remains on CreditWatch with negative implications, where it was placed January 19, 2001 shortly after the State purchased power to avoid blackouts caused by the insolvency of two investor-owned utilities, one of which, Pacific Gas & Electric ("PG&E"), filed for bankruptcy April 6, 2001. The rating downgrade reflects the mounting and uncertain cost to the State of the current electrical power crisis, as well as the likely long-term detrimental effect of the crisis on the State's economy. It also reflects Standard & Poor's belief that given the large magnitude of the problem in relation to the size of the fund balances that the State typically budgets, the State's capacity to pay debt service, while still adequate, has been reduced.

     On April 18, 2001, Fitch placed the State's general obligation bonds on Ratings Watch Negative, prompted by the uncertainty created by the filing of an appeal by PG&E of the interim order of the California Public Utilities Commission setting a method for calculating the California Procurement Adjustment ("CPA"). The CPA determines the amount of power revenue bonds that may be issued by the State's Department of Water Resources pursuant to the State's power purchase program. The power revenue bonds, when issued, are an integral part of the power purchase program since they reimburse the State's general fund for amounts advanced for power purchases and finance future purchases. The rating move reflects Fitch's belief that the calculation of the bond authorization is in doubt until the results of the appeal are known or other corrective action is taken. It also reflects Fitch's belief that the filing of the appeal, and of other potential appeals, will likely cause delays in the power financing process.

     On May 15, 2001, Moody's lowered its rating on the State's general obligation bonds to Aa3 from Aa2. The ratings downgrade was preceded by Moody's April 6, 2001 change of outlook for the State's general obligation debt to negative from stable. The change of outlook reflects Moody's belief that the deepening electric power crisis, compounded by PG&E's bankruptcy filing, has increased the risks to the State's otherwise strong fiscal and economic condition. It also underlies Moody's concern that an additional risk of the crisis lies in the uncertainty about the reliability and cost of power, namely whether the State will be able to satisfy its targets for conservation as well as new generation capacity to address the summer's peak demand. Together, this uncertainty and the diminished hydroelectric production in the Northwest increase the likelihood of rolling blackouts during the summer and beyond. Moody's believes that the potential unreliability and unpredictability of power are a more serious threat to economic growth than the rate recovery increases that ultimately will be needed to resolve the crisis.


     There is no assurance that such ratings will continue for any given period of time or that they will not be revised again or withdrawn entirely by a rating agency if, in the judgment of such rating agency, circumstances so warrant. Additional revisions or withdrawals of ratings could have adverse effects on the market price of the State's general obligation bonds.

                  CONSTITUTIONAL LIMITS ON SPENDING AND TAXES

STATE APPROPRIATIONS LIMIT

     The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

     Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

     There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, most State subventions to local governments, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriations of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes are all excluded). The Appropriations Limit may also be exceeded in cases of emergency.

     The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

     The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

     As of the release of the 2001-02 Governor's Budget, the Department of Finance projects the State's Appropriations Limit for 2000-01 will be $3.655 billion under the State Appropriations Limit in fiscal year 2000-01 and $5.444 billion under in fiscal year 2001-02. No refund of taxes will occur unless the State exceeds its Appropriations Limit in 2000-01.

PROPOSITION 98

     On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act. Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"),
(b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Proposition 98 implementing legislation adopted prior to the end of the 1988-89 fiscal year determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percentage has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

     Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions for the transfer of certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

     During the recent recession in the early 1990s, General Fund revenues were less than originally projected for several years, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature designated the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,200 between fiscal years 1991-92 and 1993-94.

     In 1992, a lawsuit titled California Teachers' Association v. Gould was filed challenging the validity of these off-budget loans. A settlement of the lawsuit in 1996 requires both the State and K-14 schools share in the repayment of $1.76 billion prior years' emergency loans to schools. The State is repaying $935 million by forgiveness while schools will repay $825 million. The State's share of the repayment is reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment is reflected as part of the appropriations and counts toward satisfying the Proposition 98 guarantee or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

     Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 through 2000-01 have resulted in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by more than 71 percent from the level in place in 1991-92, to an estimated $7,174 in average daily attendance ("ADA") in 2000-01. Since General Fund revenue growth is expected to continue in 2001-02, the Governor proposed new initiatives to lengthen the middle school year, advance technology in high schools, expand after school programs and enhance school accountability. Additional initiatives include professional development in reading and mathematics, principal training, intensive algebra instruction and a loaned teacher tax credit program.

SOURCES OF TAX REVENUE

     The following is a summary of the State's major revenue sources.

PERSONAL INCOME TAX

     The California personal income tax, which in 1999-00 contributed about 55 percent of General Fund revenues and transfers, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions). The tax is progressive with rates ranging from 1.0 to 9.3 percent. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT") which is much like the federal AMT.

     Taxes on capital gains realizations, which have in part been linked to stock market performance, have become a larger component of personal income taxes in the last few years. For the 2000 tax year, capital gains are projected to be 17 percent of the total personal income tax liability compared to an average of 8.5 percent for the period 1985-95.

     The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income.

SALES TAX

     The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Sales tax accounted for about 29 percent of General Fund revenue and transfers in 1999-00. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. Pursuant to federal law, out-of-state sales to Californians over the internet are not taxed by the State at this time.

     The State currently imposes a basic 7.00 percent sales tax rate. Pursuant to law, 0.25 percent of a basic 5.00 percent State tax rate may be terminated upon certification by the Director of Finance by November 1 in any year that the balance in the budget reserve for two consecutive years will exceed 4 percent of General Fund revenues. The 0.25 percent rate can be reinstated if the Director of Finance subsequently determines that the reserve will not exceed 4 percent of General Fund revenues. Pursuant to this law, a 0.25 percent cut in the State sales tax occurred on January 1, 2001 but will be reinstated as of January 1, 2002 if the estimated budget reserve at June 30, 2002 is less than 4 percent of General Fund revenues.

BANK AND CORPORATION TAX

     Bank and corporation tax revenues, which comprised about 9 percent of General Fund revenue in 1999-00, are derived from the following taxes:

      1. The franchise tax and the corporate income tax are levied at an 8.84 percent rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

      2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2 percent on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

      3. The alternative minimum tax ("AMT") is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of
      6.65 percent.

      4. A minimum franchise tax of $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first two years of incorporation.

      5. Sub-Chapter S corporations are taxed at 1.5 percent of profits.

INSURANCE TAX

     The majority of insurance written in California is subject to a 2.35 percent gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35 percent rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5 percent, surplus lines and nonadmitted insurance at 3 percent and ocean marine insurers at 5 percent of underwriting profits. Insurance taxes comprised approximately 2 percent of General Fund revenues and transfers in 1999-2000.

OTHER TAXES

     Other General Fund major taxes and license revenues include: Estate, Inheritance and Gift Taxes, Cigarette Taxes, Alcoholic Beverage Taxes, Horse Racing Revenues and trailer coach license fees. These other sources totaled approximately 5.0 percent of General Fund revenues and transfers in fiscal year 1999-00.

SPECIAL FUND REVENUES

     The California Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various Special Funds. In general, Special Fund revenues comprise three categories of income:

      1. Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

      2. Charges for special services to specific functions, including such items as business and professional license fees.

      3. Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

     Motor vehicle related taxes and fees accounted for about 52 percent of all Special Fund revenues and transfers in 1999-00. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. During fiscal year 1999-00, $8.3 billion was derived from the ownership or operation of motor vehicles. This was 3.7 percent below the 1998-99 level, due to tax reductions enacted for vehicle license fees. About $4.4 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners. These amounts include the additional fees and taxes derived from the passage of Proposition 111 in June 1990.

     Vehicle License Fee. Vehicle license fees, over and above the costs of collection and refunds authorized by law, are constitutionally defined local revenues. Chapter 322, Statutes of 1998 ("Chapter 322") established a vehicle license fee offset program, scheduled to be implemented in successive stages if General Fund revenues met certain targets. Pursuant to Chapter 322, vehicle license fees were reduced (offset) by 25 percent beginning January 1, 1999. Later legislation increased the offset to 35 percent for calendar years 2000-02. The 35 percent offset is expected to reduce vehicle license fee revenues by $1.858 billion in fiscal year 2000-01, $1.916 billion in 2001-02 and $3.019 billion in 2002-03 (this last figure includes one half of the 2002-03 fiscal year at a 67.5 percent offset).

     Under Chapter 322, continuous appropriation from the General Fund backfills the vehicle license fee revenue that local governments would otherwise lose due to the fee reductions. If in any year the Legislature fails to appropriate enough funds to fully backfill the then-applicable vehicle license fee offset, the percentage offset will be reduced to assure that local governments are not disadvantaged.

     In response to revenue growth, the Legislature provided an additional 32.5 percent vehicle license fee reduction for calendar years 2001 and 2002 to be returned to vehicle owners in the form of rebates at an estimated cost of $2.052 billion in fiscal year 2000-01, $578 million in 2001-02 and $880 million in 2002-03. Total tax relief, as estimated in the 2001-02 Governor's Budget, by the vehicle license fee offset and rebates is $3.9 billion in fiscal year 2000-01 and $2.5 billion in 2001-02. Pursuant to the original legislation, Chapter 322, the vehicle license fee offset will be permanently set at 67.5 percent as of January 1, 2003. The annual cost of the payments to local governments to replace the offset is estimated at about $3.9 billion per calendar year, adjusted thereafter as vehicle sales activity changes.

     Taxes on Tobacco Products. On November 8, 1988, voters approved Proposition 99, which imposed, as of January 1, 1989, an additional 25 cents per pack excise tax on cigarettes, and a new, equivalent excise tax on other tobacco products. The initiative requires that funds from this tax be allocated to anti-tobacco education and research and indigent health services, and environmental and recreation programs.

     Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87 cents per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco, and snuff at a rate equivalent to the tax increase on cigarettes of 50 cents per pack. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. Thus, this proposition increased the total excise tax on other tobacco products by an amount equivalent to an increase in the cigarette tax of one dollar per pack. There is litigation pending challenging the enactment of these new taxes.

     The State excise tax on cigarettes of 87 cents per pack and other tobacco product taxes are earmarked as follows:

o Fifty cents of the per-pack tax on cigarettes, and the equivalent rate levied on non-cigarette tobacco products, go to the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

o Twenty-five cents of the per-pack tax on cigarettes, and the equivalent rates levied on non-cigarette tobacco products, are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs. This portion of the excise tax was imposed on January 1, 1989, as voters approved Proposition 99 in 1988.

o   Ten cents of the per-pack tax is allocated to the State's General Fund.

o The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund. Legislation enacted in 1993 added the additional per pack excise tax for the purpose of funding breast cancer research.

TOBACCO LITIGATION

     In 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the companies agreed to pay California governments a total of approximately $22 billion over a period of 25 years. Beyond 2025, payments of approximately $1 billion per year will continue in perpetuity. Under the settlement, half of these moneys will be paid to the State, and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). The 2000 Budget Act includes the receipt of $383 million of settlement money to the General Fund in fiscal year 2000-01.

     The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments for decreases in cigarette sales and certain types of federal legislation. Settlement payments can increase due to inflation or increases in cigarette sales. The "first annual" payment, received in April 2000, was 13.8 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. If any of the companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions thereby reinstating all claims against those companies. The State may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages.

                     PRIOR FISCAL YEARS' FINANCIAL RESULTS

     Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.

     The economy grew strongly during the fiscal years beginning in 1995-96, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99 and $8.2 billion in 1999-00) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.

     The combination of resurging exports, a strong stock market, and a rapidly-growing economy in 1999 and early 2000 resulted in unprecedented growth in General Fund revenues during fiscal year 1999-2000. The latest estimates from the Department of Finance indicate revenues of about $71.9 billion, an increase of over 20 percent over final 1998-99 revenues and $8.9 billion higher than projected for the 1999 Budget Act. The latest estimates indicate expenditures of $66.5 billion in 1999-2000, a $2.8 billion increase over the 1999 Budget Act, but the result still left a record balance in the Special Fund for Economic Uncertainties (the "SFEU") at June 30, 2000 of over $8.7 billion.

                              CURRENT STATE BUDGET

     The discussion below of the fiscal year 2000-01 and 2001-02 budgets is based on estimates and projections of revenues and expenditures for the current and upcoming fiscal years and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 2000 Budget Act and 2000-01 Governor's Budget, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

FISCAL YEAR 2000-01 BUDGET

     2000 Budget Act. The 2000 Budget Act, signed by the Governor on June 30, 2000, was enacted on time for the second consecutive year. The spending plan assumed General Fund revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-2000 estimates. The 2000 Budget Act appropriated $78.8 billion from the General Fund, a 17.3 percent increase over 1999-2000 and reflected the use of $5.5 billion from the SFEU available from surpluses in the prior year. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments.

     At the time the 2000 Budget Act was signed, the Department of Finance estimated the June 30, 2001 SFEU balance to be $1.781 billion. In addition, the Governor held back $500 million as a set-aside for litigation costs. The Governor vetoed just over $1 billion in General Fund and Special Fund appropriations from the Budget approved by the Legislature, in order to achieve the budget reserve. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.

     The 2000 Budget Act also included Special Fund expenditures of $15.6 billion and Bond Fund expenditures of $5.0 billion. Special Fund revenues are estimated at $16.5 billion.

     Some of the major features of the 2000 Budget Act were the following:

     1. Proposition 98 funding for K-12 schools was increased by $3.0 billion in General Fund moneys over revised 1999-2000 levels, $1.4 billion higher than the minimum Proposition 98 guarantee. Per pupil spending is estimated at $6,701 per ADA, an 11 percent increase from the 1999 Budget Act. Of the 2000-01 funds, over $1.8 billion is allowed for discretionary spending by school districts. Major new programs included money for high school scholarship to high-achieving students, English language and literacy, improving teacher quality, funding teacher bonuses and salaries for beginning teachers, increasing investments in technology and funding professional development institutes. The 2000 Budget Act also includes an income tax credit to compensate credentialed teachers for the purchase of classroom supplies and a $350 million repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

     2. Funding for higher education increased substantially above the revised 1999-2000 level. General Fund support was increased by $486 million (17.9 percent) for the University of California and $279 million (12.7 percent) for the California State University system. In addition, Community Colleges funding increased by $497 million (9.0 percent). Undergraduate fees at UC and CSU and the per-unit charge at Community Colleges will be unchanged. The Budget Act anticipates enrollment increases in all sectors, and an expansion of financial aid.

     3. Increased funding of $2.7 billion General Fund for health and human services.

     4. Significant moneys were devoted for capital outlay. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. In addition, the Budget Act included $570 million from the General Fund in new funding for housing programs.

     5. A total of about $1.5 billion of tax relief was enacted as part of the budget process. The vehicle license fee reduction, started in 1998, was accelerated to the final 67.5 percent level for calendar year 2001, two years ahead of schedule. The acceleration will cost the General Fund about $887 million in fiscal year 2000-01 and $1.426 billion in fiscal year 2001-02. A one-time Senior Citizens Homeowner and Renters Tax Assistance program will cost about $154 million. A personal income tax credit for teachers will cost $218 million and a refundable credit for child care expenses will cost $195 million. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $89 million in 2000-01.

     6. A one-time appropriation of $200 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990s. Additionally, $121 million was appropriated to the COPS program for support of local law enforcement, and $75 million in one-time funding was provided for local law enforcement agencies to purchase high technology equipment.

     Subsequent Developments. The Legislature passed a number of bills with fiscal impacts on the General Fund in 2000-01, which were not included in the 2000-01 Budget, prior to the end of its session on August 31, 2000. Among these were bills to expedite the licensing of new power plants ($57.5 million), to establish a juvenile crime prevention program ($122 million) and to augment the Senior Citizens Property Tax Assistance Program ($60 million). Another bill would enhance retirement benefits for both active and retired teachers. Excess assets and normal cost surplus in the program would fund the costs of enhanced benefits and also provide a $100 million General Fund savings for 2000-01 from reduced contributions to the State Teachers Retirement System.

     Based on results through the first quarter of fiscal year 2000-01, the Department of Finance estimated that revenues were sufficiently strong to make it likely that the State would end the fiscal year at June 30, 2001 with a balance in the budget reserve greater than 4 percent of General Fund revenues. Based on this estimate, since the reserve for the year ended June 30, 2000 was also above 4 percent of General Fund revenues, the Governor announced on October 25, 2000 that, pursuant to provisions in the law enacted in 1991 when the State sales tax rate was last raised, the State sales tax rate would be reduced by 0.25 percent for a period of at least one calendar year, effective January 1, 2001. This reduction will result in approximately $553 million less General Fund revenue in the last half of fiscal year 2000-01 and approximately $600 million less in the first half of fiscal year 2001-02. If the General Fund reserve falls below 4 percent of General Fund revenue in the future, the sales tax rate could be raised by 0.25%.

FISCAL YEAR 2001-02 BUDGET

     The 2001-02 Governor's Budget (the "2002 Governor's Budget"), released on January 10, 2001, estimates 2001-02 General Fund revenues and transfers to be about $79.4 billion, or 3.3 percent higher than the revised 2000-01 estimate. This estimate assumes a slowing economy, still showing moderate growth short of a recession. The estimate also accounts for a $600 million drop in sales tax revenues as a result of the 0.25 percent sales tax reduction which took effect on January 1, 2001, and will remain in effect at least until December 31, 2001. The Governor proposed $82.9 billion in expenditures, a 3.9 percent increase over the revised 2000-01 estimate. The Governor proposed budget reserves in 2001-02 of $2.4 billion. Of this amount, $500 million is intended for unplanned litigation costs.

     The 2002 Governor's Budget proposed to use $3.7 billion of the new resources since the 2000 Budget Act for one-time expenditures, including $1 billion for energy initiatives, $772 million for capital outlay projects, $250 million in fiscal relief to local government, $200 million for new housing initiatives, and a variety of other proposals. With regard to ongoing programs, the 2001-02 Governor's Budget proposed substantial additions in Proposition 98 funding for K-12 education (an 8.1 percent increase over the revised 2000-01 spending level) and funding for all units of higher education, funding for health and welfare programs to cover anticipated caseloads, and a modest increase in youth and adult corrections funding. The final expenditure program for 2001-02 will be determined by June 2001 by the Legislature and Governor. It is expected that the Department of Finance will publish an update of revenues and expenditures for the current year and of revenues for the upcoming fiscal year in May 2001.

     On February 21, 2001, the Legislative Analyst's Office ("LAO") released its analysis of the 2002 Governor's Budget. The LAO Analysis generally agreed with the Governor's Budget projections of revenues, but warned that the economic picture (and hence revenues and expenditures in 2001-02) was unsettled, given several potentially negative factors, including the ongoing energy difficulties in the State, a cyclical slowdown in the high technology sector, the overall national economic slowdown, and the sharp decline in the stock market since mid-2000. The LAO Analysis recommended that the Legislature defer major new spending decisions until after the updated fiscal report due in May 2001.

                                   LITIGATION

     The State is a party to numerous legal proceedings. The following are the most significant pending proceedings as reported by the Office of Attorney General.

     On December 24, 1997, lead claimant Sonoma County and a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asserting that the property tax shift from counties to school districts beginning in 1993-94 is a reimbursable state mandated cost. On November 21, 2000, the State Court of Appeal issued a published decision in favor of the State holding that shifting the percentage of responsibility for a program that is jointly funded by State and local governments is not a reimbursable "new program" nor a reimbursable "higher level of service" within the meaning of the California Constitution. Sonoma County has filed a petition for review in the State Supreme Court which was opposed by the State. The petition is pending. Should a final decision on this matter be in favor of the counties, the impact to the State General Fund could be more than $10.0 billion. In addition, there would be an annual Proposition 98 General Fund cost of at least $3.75 billion. This cost would grow in accordance with the annual assessed value growth rate.

     On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al.
v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation.

     On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal. Briefs are being submitted; no date has yet been set for oral argument.

     The State is involved in ongoing litigation, Hayes v. Commission on State Mandates, related to State mandate test claims, initially filed in 1980 and 1981, concerning the costs of providing special education programs and services to disabled children. After 20 years of litigation, on October 26, 2000, the Governor announced that the parties had agreed, in principle, to a settlement under which schools would receive (1) $520 million in retroactive payments -- $270 million immediately, plus $25 million for the next 10 years, and (2) $100 million per year for ongoing costs. All school districts, county offices of education, and Special Education Local Planning Areas have approved the settlement and legislation ratifying the settlement has been proposed.

     In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon
v. State, a substantial number of plaintiffs have joined suit against the

State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January of 2000. No trial date has been set. The State is vigorously defending the action.

     The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, California v. J. B. Stringfellow, Jr. et al., the State is seeking recovery for the past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial is expected to begin in late 2001, at the earliest.

     The State is a defendant in Paterno v. State of California, a coordinated action involving 3,000 plaintiffs seeking recovery of damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of the plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the Court of Appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiffs' petition for review. Retrial is presently underway in Yuba County.

     In County of San Bernardino v. State Department of Health Services and Barlow Respiratory Hospital v. State Department of Health Services, which are being tried together in state court, plaintiffs seek mandamus relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates. Plaintiffs in Orthopedic Hospital v. Belshe, a federal court action, seek the same relief on a prospective basis. Plaintiffs in the state court action have estimated that the retroactive damages could exceed $500 million. Should prospective relief be granted, the State's costs could increase by more than $100 million per year in future years. The State is vigorously defending these cases. The trial in the County of San Bernardino and Barlow cases is scheduled to have three phases: law, fact and remedy phases. The state court litigation has been stayed pending settlement negotiations which have resulted in settlement of all three cases for $350 million in retroactive payments and a 30 percent increase in reimbursement rates beginning July 1, 2001, with 3.33 percent increases in each of the following three years. This settlement is subject to approval by the United States Department of Health and Human Services, Health Care Financing Administration.

     The State is involved in three refund actions, California Assn. Of Retail Tobacconists (CART), et al. v. Board of Equalization, et al., Cigarettes Cheaper et al. v. Board of Equalization, et al. and McLane/Suneast, et al. v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, which the voters passed in 1998 to establish the Children and Families Commission and local county commissions and to fund early childhood development programs. CART and Cigarettes Cheaper! allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. McLane/Suneast challenges only the "double tax" aspect of Proposition 10. Trial of these three consolidated cases commenced on September 15, 2000, and judgment was rendered on November 15, 2000 in defendants' favor on all counts. An appeal is anticipated. Due to the facial challenge, there is exposure as to the entire $750 million per year collected under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved.

     In FORCES Action Project et al. v. State of California et al., various smokers rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. Plaintiffs have appealed. Briefing has been completed. No date has been set for oral argument.

     Arnett v. California Public Employees Retirement System, et al. was filed by seven former employees of the State of California and local agencies, seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula which determines the amount of IDR benefits violates the federal Age Discrimination in Employment Act of 1967 ("ADEA"). Plaintiffs contend that, but for their ages at hire, they would receive increased monthly IDR benefits similar to their younger counterparts who began employment before the age of
40. CalPERS has estimated the liability to the State as approximately $315.5 million were the plaintiffs to prevail. The District Court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit

Court of Appeals reversed the District Court's dismissal of the complaint. The State sought further review in the United States Supreme Court. On January 11, 2000, the United States Supreme Court in Kimel v. Florida Board of Regents, held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, the Supreme Court granted the petition for writ of certiorari in Arnett, vacated the judgment of the Ninth Circuit, and remanded the case to the Ninth Circuit for further proceedings consistent with Kimel. In turn, the Ninth Circuit remanded the case to the District Court. Thereafter, the EEOC intervened in this action. In December 2000, the State filed a motion for summary judgment based on sovereign immunity and constitutional grounds. The court is expected to rule on the State's motion on April 20, 2001. The court scheduled settlement discussions to begin in February 2001 and continue in March 2001, and is in the process of resetting a trial date.

     On March 30, 2000, a group of students, parents, and community based organizations brought suit, on behalf of the school children of the Los Angeles Unified School District ("LAUSD"), against the State Allocation Board ("SAB"), the State Office of Public School Construction ("OPSC") and a number of State officials (Godinez, et al. v. Davis, et al. ) in the Superior Court in the County of Los Angeles. The lawsuit principally alleges SAB and OPSC have unconstitutionally and improperly allocated new public school construction funds to local school districts for new public school construction as authorized by the Class Size Reduction Kindergarten-University Public Education Facilities Bond Act (hereafter referred to as "Proposition 1A"). Plaintiffs seek only prospective relief, alleging that the current SAB method of allocating new construction funds is neither reasonable nor fair to large, urban school districts. The Plaintiffs allege the present allocation method does not dispense new construction funds on priority of greatest need basis. On December 13, 2000, the parties reached an agreement under which plaintiffs and intervenors agree that the regulations adopted by the SAB at its meeting of that date, adequately address the needs of LAUSD. Assuming no future substantive changes in the regulations, the lawsuit will not go forward and will eventually be dismissed. On or about December 8, 2000, a related lawsuit was filed in Sacramento County Superior Court by the Coalition for Adequate School Housing ("CASH"). CASH seeks a writ of mandate against the SAB to prevent the distribution of new school construction funds according to the newly adopted regulations. CASH seeks distribution of the new school construction funds on a first come, first served basis. No appearance has been made by the SAB in the CASH suit. The Attorney General is of the opinion that neither the Godinez nor the CASH lawsuit affects the validity of any State bonds, nor the authority of the State to issue bonds under the current authorization granted by the finance committees.

     In Charles Davis v. California Health and Human Services Agency, the plaintiff has brought a class action under a number of federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at a San Francisco-run 1,200 bed skilled nursing facility (Laguna Honda) who require long term care should be assessed as to whether they can be treated at home or in community-based facilities, and then provided appropriate care. The State has filed an answer. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiff prevail, the State's liability could exceed $400 million. The state is vigorously defending this action.

     In Stephen Sanchez, et al. v. Grantland Johnson et al., the plaintiffs have brought a class action in Federal District Court for the Northern District of California, seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act, and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act, because they result in unnecessary institutionalization of developmentally disabled persons. The State has filed a responsive pleading and is vigorously contesting the case. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiffs prevail, the State's liability could exceed $400 million.

     In California Independent Systems Operator v. Reliant Energy Services, et. al. (U.S. District Court, E.D. Cal.), the California Independent Systems Operator ("ISO") sued Reliant Energy and three other energy producers alleging they were threatening to no longer comply with an ISO tariff that required them to supply energy when requested by ISO during a "System Emergency." ISO operated under a Stage Three emergency, its highest level, from mid-January to late February 2001. If these producers refused to provide power, the State faced the possibility of continuous and potentially uncontrollable blackouts. The ISO filed an application for a temporary restraining order ("TRO"). The State of California, acting through its Electricity Oversight Board, intervened in the action in support of the TRO and a preliminary injunction. On February 7, 2001, the District Court issued a TRO preventing the energy producers from refusing to supply power under the ISO tariff, even if they were not paid for the power ordered by Southern California Edison Company ("SCE") and PG&E. The Court observed "the State of California is confronting an energy crisis of catastrophic proportions" and that the threats of blackouts "pose a dire threat to public health and safety." Pursuant to a stipulation among the parties, the TRO was dissolved and the generators agreed to continue supplying power to the ISO until March 19, 2001.

     In the same action, Reliant Energy has filed a third-party complaint against the California Department of Water Resources ("DWR") seeking a declaration that AB 1x should be read to require the DWR to pay for all power delivered to the ISO by energy producers, regardless of the price. Reliant Energy has filed a motion for a TRO to include the DWR based on the third-party complaint. A series of motions under both the complaint and the third-party complaint are pending before the court. While it is difficult to predict the effect of a ruling on the third-party complaint requiring the DWR to purchase all the power requirements of the State regardless of cost, such order could increase substantially, in the near term, the amount of money required by the DWR to purchase electricity.

     In Hendricks v. Hannigan, (San Diego Superior Court), the plaintiff challenged implementation of Senate Bill 7x by the Director of the DWR on the ground that it provided for a gift of public funds. Defendant's demurrer was sustained without leave to amend and the complaint was dismissed. It is unknown whether plaintiff will appeal.

     In Duke Energy Trading and Marketing v. Davis et al., (U.S. District Court, C.D. Cal.), the plaintiff has challenged the Governor's orders commandeering SCE and PG&E block forward market contracts held by the California Power Exchange on the ground that the orders violated the Supremacy Clause and other constitutional provisions. Duke Energy has sought a TRO and injunction barring the Governor from taking any action against Duke Energy under the authority of the Executive Orders and a declaration that Duke Energy has no obligation to deliver power under the block forward contracts. The hearing on the TRO, seeking an order restraining the ISO from requiring the energy producer to supply energy under the contracts, has been taken off the calendar. Pursuant to interim settlement, Duke Energy will deliver power to the DWR through April 30, 2001. A hearing will be held on the plaintiff's motion for a preliminary injunction and other motions on April 30, 2001, with a trial on factual issues, if needed, thereafter. While it is difficult to predict the effect of an adverse ruling, such ruling could cause power costs to increase substantially, in the near term.

     The Power Exchange has informally demanded payment from the State in the amount of approximately $651.7 million for the SCE Block Forward Contracts and approximately $347.9 million for the PG&E Block Forward Contracts. The State disputes this valuation. The Emergency Services Act requires that the Power Exchange pursue administrative remedies by filing a claim with the California Victim Compensation and Government Claims Board.

     In Duke Energy Trading and Marketing v. California Independent Systems Operator et al. (U.S. District Court C.D. Cal.), filed February 14, 2001, the plaintiff alleges that the ISO/DWR are continuing to buy power for SCE and PG&E even though the utilities do not meet the creditworthiness requirements of the ISO tariff and that this constitutes a "taking" of property in violation of the 5th and 14th amendments to the United States Constitution. Duke seeks declaratory relief and injunctive relief. Pursuant to stipulation, the action was stayed and Duke was required to continue to supply power pursuant to ISO orders until March 30, 2001. A hearing on pending motions might be held, depending upon the parties' ability to reach an agreement. While it is difficult to predict the effect of an adverse ruling, such ruling could cause power costs to increase substantially, in the near term.

                           ADDITIONAL CONSIDERATIONS

California Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from California State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. For information concerning the economy of Puerto Rico, please see Appendix E of this Statement of Additional Information.

                                                                     APPENDIX C

                       ADDITIONAL INFORMATION CONCERNING
                       CONNECTICUT MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting investments in Connecticut Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut (the "State") and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Connecticut bond issues. Citi Connecticut Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                        CERTAIN ECONOMIC CONSIDERATIONS

Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York. More than one-quarter of the total population of the United States and approximately 60% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period 1940 to 1970, and slowed substantially during later decades. The State has extensive transportation and utility services to support its economy.

Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the market value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s, slower growth for a few years in the early 1990s and steadily increasing growth during the rest of the 1990s; employment which fell during the early 1990s but has risen steadily during the rest of the decade to the levels achieved in the late 1980s; and the unemployment rate, which is the lowest in a decade and lower than the regional and national rate.

Manufacturing has traditionally been of prime economic importance to Connecticut but has declined during the last decade. Connecticut has a diverse manufacturing sector, with the construction of transportation equipment (primarily aircraft engines, helicopters and submarines) being the dominant industry. The State is also a leading producer of military and civilian helicopters. Employment in the transportation equipment sector is followed by fabricated metals, nonelectrical machinery, and electrical equipment for the total number employed in 1999.

During the past ten years, Connecticut's manufacturing employment was at its highest in 1990 at over 341,010 workers. Since that year, employment in manufacturing was on a downward trend with only a slight increase in 1997 and 1998. A number of factors, such as heightened foreign competition, a sharp decrease in defense spending, and improved productivity played a significant role in affecting the overall level of manufacturing employment. Total manufacturing jobs in Connecticut rebounded in 1997 and further improved in 1998, but continued to decline to a recent low of 269,160 in 1999. The total number of manufacturing jobs dropped 71,580 and 21.1% for the ten year period since 1990.

Over the past several decades the non-manufacturing sector of the State's economy has risen in economic importance, from just over 50% of total State employment in 1950 to approximately 84% by 1999. This trend has decreased the State's dependence on manufacturing. The State's non-manufacturing sector expanded by 2.7% in 1999 as compared to approximately 2.1% in each of the previous three years. Services, retail and wholesale trade, state and local government, as well as finance, insurance and real estate ("FIRE") collectively comprise approximately 90% of the State's employment in the non-manufacturing sector.

                        FISCAL CONDITION IN RECENT YEARS

The State finances most of its operations through its General Fund. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted Federal grants account for most of the other General Fund revenue.

The Governor submitted his proposed budget document to the legislature on February 10, 1999. The budget document included a proposed General Fund budget for fiscal year 1999-2000 and fiscal year 2000-2001. Special Act No. 99-10 made General Fund appropriations and set forth estimated revenues for the 1999-2000 and 2000-2001 fiscal years, and constitutes the adopted budget.

The adopted budget for fiscal year 1999-2000 anticipated General Fund revenues of $10,646.0 million and General Fund expenditures of $10,581.6 million, with an estimated year end surplus of $64.4 million. For fiscal year 2000-2001, the adopted budget anticipated General Fund revenues of $11,090.0 million and General Fund expenditures of $11,085.2 million, with a surplus of $4.8 million.

The adopted budget was within the expenditure limits prescribed by Article XXVIII of the Amendments to the Constitution of the State of Connecticut in conjunction with Section 2-33a of the General Statutes, $68.6 million below the cap in fiscal year 1999-2000 and $59.3 million below the cap in fiscal year 2000-2001.

The Governor is required by statute to submit a status report to the General Assembly on the biennial budget enacted in the previous year. The status report shall include any recommendations for adjustments and revisions to the enacted budget. On February 9, 2000, the Governor submitted to the General Assembly a status report including detailed projections of expenditures and revenues and proposed Midterm Budget Adjustments for the 1999-2000 and 2000-2001 fiscal years. Special Act No. 00-13 containing the General Assembly's Midterm Budget Adjustments for fiscal years 1999-2000 and 2000-2001 was passed by both Houses, and was signed into law by the Governor on May 5, 2000.

As part of the Midterm Budget Adjustments for the 1999-2000 fiscal year, the General Assembly appropriated substantially the entire projected 1999-2000 surplus. The appropriation of the projected surplus necessitated a declaration from the Governor in order for the General Assembly to appropriate funds beyond the limits of the State's expenditure cap.

Midterm Budget Adjustments for the 2000-2001 fiscal year anticipated General Fund revenues of $11,281.3 million, General Fund expenditures of $11,280.8 million and an estimated General Fund surplus of $0.5 million. Pursuant to Amendments to the Constitution of the State of Connecticut and Section 2-33a of the Connecticut General Statutes, the Midterm Budget Adjustments would result in a fiscal 2000-2001 budget that remained within the limits imposed by the expenditure cap. For fiscal 2000-2001, permitted growth in capped expenditures was estimated at 5.48%. The Midterm Budget Adjustments would result in a fiscal 2000-2001 budget that is $49.4 million below expenditure cap.

The adopted budget for fiscal 2000-2001 anticipated General Fund revenues of $11,281.3 million and General Fund expenditures of $11,280.8 million, resulting in a projected surplus of $0.5 million. By statute, the State's fiscal position is reported monthly by the Comptroller. This report compares revenues already received and the expenditures already made to estimated revenues to be collected and estimated expenditures to be made during the balance of the fiscal year. This report estimates 2000-2001 fiscal year General Fund revenues of $11,918.1 million, General Fund expenditures of $11,417.1 million and an estimated operating surplus of $501.0 million, as a result of an increase in estimated revenue that more than offset the increase in estimated expenditures. Estimated revenues have been revised upward by $636.8 million from the enacted budget plan, mostly from personal income tax, federal grants, sales and use tax, and corporation tax. The information in the Comptroller's monthly reports contains only estimates and no assurances can be given that subsequent estimates or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2000-2001 operations of the General Fund.

By statute, any unappropriated surplus, up to five percent of General Fund expenditures, shall be deposited into the Budget Reserve Fund. After transferring the amount which is required to meet the five percent rule of the statutes, the balance will be used pursuant to Amendments to the Constitution of Connecticut to reduce bonded indebtedness or for other purposes permitted by said Amendment.

On February 7, 2001, the Governor introduced his proposed budget for the upcoming fiscal 2001-03 biennium. Contained within that proposal are numerous initiatives to spend down the surplus. Of the $501.0 million projected surplus for fiscal 2000-2001, $28.9 million is proposed to be set aside to maintain the 5% statutory requirement on the budget reserve fund. This will increase the budget reserve fund from $564.0 million to $592.9 million. In addition, the Governor is proposing to use $292.5 million of this year's surplus for debt avoidance or retiring other obligations. The Governor is proposing that the remaining $179.6 million will be used for other one-time expenditures that seek to improve the economic well being of the State and improve citizens' quality of life. These proposed changes will exceed the limits imposed by the expenditure cap, thereby requiring a three-fifths vote of each house of the General Assembly for enactment.

The State imposes a personal income tax on the income of residents of the State (including resident trusts and estates), part-year residents and certain non-residents who have taxable income derived from or connected with sources within Connecticut. The tax imposed is at the maximum rate of 4.5% on Connecticut taxable income. Depending on federal income tax filing status, the taxable year and Connecticut adjusted gross income, personal exemptions ranging from $12,000 to $24,000 are available to taxpayers in taxable year 2001 with the lower end of the range increasing annually to $15,000 by taxable year 2007 for certain taxpayers. In addition, tax credits ranging from 1% to 75% of a taxpayer's Connecticut tax liability are also available depending upon federal income tax filing status, the taxable year and Connecticut adjusted gross income. Such exemptions and tax credits are phased out at certain higher income levels. Neither the personal exemption nor the tax credit described above is available to trusts or estates. Legislation enacted in 1995 effected a graduated rate structure beginning in tax year 1996. Under this revised structure, the top rate remains at 4.5% with a rate of 3% applicable to taxable income up to certain amounts. Subsequent legislation has increased the amount of taxable income subject to the 3% rate. By tax year 1999 and thereafter, the first $20,000 of taxable income for a joint filer and the first $10,000 of taxable income for a single filer is taxed at the 3% rate. In addition, an income tax credit for property taxes paid has been increased to a maximum of $500 per filer. Taxpayers are also subject to a Connecticut minimum tax based on their liability, if any, for payment of the federal alternative minimum tax.

The Sales Tax is imposed, subject to certain limitations, on the gross receipts from certain transactions within the State of persons engaged in business in the State, including (a) sales at retail of tangible personal property, (b) the rendering of certain services, (c) the leasing or rental of tangible personal property, (d) the production, fabrication, processing, printing, or imprinting of tangible personal property to special order or with materials furnished by the consumer, (e) the furnishing, preparation or serving of food, meals, or drinks, and (f) the transfer of occupancy of hotel or lodging house rooms for a period not exceeding thirty consecutive calendar days. The Use Tax is imposed, with certain exceptions, on the consideration paid for certain services or purchases or rentals of tangible personal property used within the State pursuant to a transaction not subject to the Sales Tax. A separate rate of 12% is charged on the occupancy of hotel rooms. The tax rate for the Sales and Use Taxes is six percent. Various exemptions from the Sales and Use Taxes are provided, based on the nature, use or price of the property or services involved or the identity of the purchaser. Tax returns and accompanying payments with respect to revenues from these taxes are generally due monthly on or before the last day of the month next succeeding the taxable month.

The Corporation Business Tax is imposed on any corporation, joint stock company or association, any dissolved corporation that continues to conduct business, any electric distribution company or fiduciary of any of the foregoing which carries on or has the right to carry on business within the State or owns or leases property or maintains an office within the State or is a general partner in a partnership or a limited partner in a limited partnership, except an investment partnership, that does business, owns or leases property or maintains an office within the State. Certain financial services companies are exempt from this tax. For taxable years commencing on or after January 1, 1999, this exemption extends to domestic insurance companies. The Corporation Business Tax provides for three methods of computation. The taxpayer's liability is the greatest amount computed under any of the three methods. The first method of computation is a tax measured by the net income of a taxpayer (the "Income-Base Tax"). Net income means federal gross income with limited variations less certain deductions, most of which correspond to the deductions allowed under the Internal Revenue Code of 1986, as amended from time to time.
 . The Income-Base Tax had been levied at the rate of 10.75% in 1996 and was phased down over subsequent years to 7.5% for taxable years commencing on and after January 1, 2000. The second method of computing the Corporation Business Tax, from which domestic insurance companies are exempted, is an alternative tax on capital. This alternative tax is determined either as a specific maximum dollar amount or at a flat rate on a defined base, usually related in whole or in part to its capital stock and balance sheet surplus, profit and deficit. The third method of computing the Corporation Business Tax is the minimum tax which is a flat $250. Corporations must compute their tax under all three methods, determine which calculation produces the greatest tax, and pay that amount to the State.

Other tax revenues are derived from inheritance taxes, taxes on gross receipts of hospitals until April 1, 2000, taxes on public service companies, taxes on net direct premiums of insurance companies, taxes on oil companies, cigarette and alcoholic beverage excise taxes, real estate conveyance taxes, taxes on admissions and dues and other miscellaneous tax sources.

Federal grants in aid are normally conditioned to some degree, depending upon the particular program being funded, on resources provided by the State. More than 99% of unrestricted federal grant revenue is expenditure driven. The largest federal grants in fiscal 2000 were made for the purposes of providing medical assistance payments to the indigent and temporary assistance to needy families. The State also receives certain restricted federal grants which are not reflected in annual appropriations but which nonetheless are accounted for in the General Fund. In addition, the State receives certain federal grants which are not accounted for in the General Fund but are allocated to the Transportation Fund, various Capital Project Funds and other funds.

Other non-tax revenues are derived from special revenue transfers; Indian gaming payments; licenses, permits and fees; sales of commodities and services; rents, fines and escheats; investment income; other miscellaneous revenue sources; and designated Tobacco Settlement Revenues.

In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The constitutional limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

By statute, no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly or issued except as shall not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. As a result, the State had a debt incurring margin as of November 1, 2000 of $1,982,431,156.

                           ADDITIONAL CONSIDERATIONS

The classification of Citi Connecticut Tax Free Reserves under the Investment Company Act of 1940 as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issuers of Connecticut obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of Municipal Obligations. Therefore, the Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Connecticut issuers. The Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Connecticut tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Connecticut taxes.

Citi Connecticut Tax Free Reserves may invest 25% or more of its assets in Connecticut Municipal Obligations of the same type, including, without limitation, the following: general obligations of the State of Connecticut and its political subdivisions; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, steel companies, life care facilities or other purposes. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers.

Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. Please see Appendix E of this Statement of Additional Information for information concerning the economy of Puerto Rico.

               RECENT RATINGS OF CERTAIN GENERAL OBLIGATION BONDS

Moody's, Standard & Poor's and Fitch IBCA assigned their municipal bond ratings of Aa2, AA and AA, respectively, to the outstanding general obligation bonds of the State. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                                   LITIGATION

The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The Attorney General's Office has reviewed the status of pending lawsuits and reports that it is the opinion of the Attorney General that such pending litigation will not be finally determined so as to result individually or in the aggregate in a final judgment against the State which would materially adversely affect its financial position, except that in the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97-290, An Act Enhancing Educational Choices and Opportunities, in response to the Supreme Court decision. In response to a motion filed by the plaintiffs, the Superior Court in 1998 ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling. In a Memorandum of Decision issued March 3, 1999, the Superior Court found that the State complied with the 1996 decision of the Supreme Court. The Superior Court noted that the plaintiffs failed to allow the State enough time to take additional steps in its remedial process. The plaintiffs filed a motion on December 28, 2000 seeking to have the Superior Court, once again, monitor the State's compliance with the State Supreme Court's 1996 decision.

The Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff class members be transferred to community residential settings with appropriate support services. This case has been settled as to all persons with mental retardation by their eventual discharge from Norwich and Fairfield Hills Hospital. The case is still proceeding as to those persons with traumatic brain injury and the class of plaintiffs has been expanded to include persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services. The Court in 1998 expanded the class of plaintiffs to include persons who are or have been in the custody of the Department of Mental Health and Addiction Services at any time during the pendency of the case without reference to a particular facility.

Johnson v. Rowland is a Superior Court action brought in 1998 in the name of several public school students and the Connecticut municipalities in which the students reside, seeking a declaratory judgment that the State's current system of financing public education through local property taxes and State payments to municipalities determined under a statutory Education Cost Sharing ("ECS") formula violates the Connecticut Constitution. Additionally, the suit seeks various injunctive orders requiring the State to, among other things, cease implementation of the present system, modify the ECS formula, and fund the ECS formula at the level contemplated in the original 1988 public act which established the ECS.

Donald P. Karp, Administrator of the Estate of Leslie J. Karp v. State of Connecticut is a Superior Court action brought in 1999, pursuant to a grant of permission to sue by the legislature, seeking money damages for the death of Leslie J. Karp, M.D., who was killed in a head on collision with a vehicle operated by Edward Kiley. The plaintiff alleges that the death of his decedent was caused by the carelessness and negligence of the State through the Office of Adult Probation in their supervision of Kiley who was placed in the suspended prosecution program. A stipulated judgment was entered on October 23, 2000 in the amount of $1.5 million. It was further provided that each side would pay its own costs and attorney's fees. This case is now closed.

Hospital Tax Cases. In 1999 several hospitals appealed to the Superior Court from the Commissioner of Revenue Services' denial of their claims for partial refunds of the hospital tax imposed on a hospital's gross earnings and for partial refunds of sales tax imposed upon patient care services. The hospitals claim that these taxes should not be imposed with regard to charges for tangible property transferred incidental to the provision of patient care services. Refunds are claimed for the last three years. It is anticipated that other hospitals in the State may bring similar suits.

PTI, Inc. v. Philip Morris et al. was filed in the Federal Court for the Central District of California in 1999 against the State of Connecticut and the Attorney General in his official and individual capacities. The plaintiffs reimport and distribute cigarettes that have previously been sold by their manufacturers to foreign markets. The plaintiffs challenge certain provisions of the 1998 Master Settlement Agreement (MSA) entered into by virtually all states and territories to resolve litigation by the respective states against the major domestic tobacco companies. The plaintiffs further challenge certain state statutes, including those banning the sale of re-imported cigarettes, so-called Non Participating Manufacturer statutes, that would decrease the price advantage that re-imported cigarettes enjoy over other cigarettes. The plaintiffs claim that various provisions of the MSA and these state statutes violate the federal constitution, antitrust and civil rights laws. The plaintiffs seek declaratory and injunctive relief, compensatory, special and punitive damages, plus attorneys fees and costs. The court has granted the State's motion to dismiss the case.

Carr v. Wilson-Coker is a Federal District Court action brought in 2000 in which the plaintiffs seek to represent a class of certain Connecticut Medicaid beneficiaries. The plaintiffs claim that the Commissioner of the Department of Social Services fails to provide them with reasonable and adequate access to dental services and to adequately compensate providers of dental services. The plaintiffs seek declaratory and injunctive relief, plus attorneys' fees and costs.

While the various cases described in this paragraph involving alleged Indian Tribes do not claim significant monetary damages from the State, the cases are mentioned because they claim sovereignty over land areas that are part of the State of Connecticut. Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership of land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull, Orange, Shelton and Seymour. There may be additional suits filed by other alleged Indian Tribes claiming ownership of land located in the State of

Connecticut but to which the State is not a party. One such claim involves the alleged Schaghticoke Indian Tribe claiming privately and town held lands in the Town of Kent. The State has also challenged the decision of the Federal Department of the Interior which allows the Mashantucket Pequot Tribe to add land holdings of the Tribe outside of its reservation to the land held in trust for its benefit by the Department. The added land was not part of the Tribe's original reservation designated under the Federal Settlement Act with the Tribe. The additional land was purchased by the Tribe. The United States Court of Appeals for the Second Circuit has recently rejected the State's claim that the Federal Settlement Act does not allow the Federal Department of the Interior to take this additional land and add it to the Tribe's reservation land. The parties may seek review of this decision, but, in any event, additional issues remain to be decided in the case and the Second Circuit remanded the case for further proceedings.

On September 23, 1999 former State Treasurer Paul J. Silvester pleaded guilty in Federal District Court of Connecticut to charges of racketeering, bribery and money laundering. The guilty pleas related to solicitations, for himself and others, of bribes and rewards in return for directing investments of State pension funds. The office of the United States Attorney for Connecticut has stated that the investigation by his office is continuing. Representatives of the Internal Revenue Service and the Securities and Exchange Commission are also investigating. The Office of the Treasurer is cooperating with all investigations.

In April 2000 former Assistant Treasurer George M. Gomes pleaded guilty to a mail fraud charge related to the matters under investigation. In response to concerns about the activities of the former treasurer, Treasurer Denise L. Nappier proposed, and the General Assembly passed, legislation under Public Act No. 00-43 which requires additional oversight by the Investment Advisory Council over pension fund investments and increases public disclosure by firms providing investment services to the Treasurer's office.

                                                                     APPENDIX D

                       ADDITIONAL INFORMATION CONCERNING
                         NEW YORK MUNICIPAL OBLIGATIONS

     The following information is a summary of special factors affecting investments in New York Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by New York State (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements and updates to official statements relating to securities offerings of New York issuers. Citi New York Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                            CURRENT ECONOMIC OUTLOOK

     The information in this section summarizes the State economic situation and outlook upon which projects of receipts and certain disbursements were made for the State's 2000-01 and 2001-02 Financial Plans.

     New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

     The forecast of the State's economy shows continued growth for 2001 and 2002 in employment, wages, and personal income, although the growth will moderate significantly from the 2000 pace. Personal income is estimated to have grown by 7.8 percent in 2000, fueled in part by a large increase in financial sector bonus payments at the beginning of the year and strong growth in total employment. Personal income is projected to grow 4.6 percent in 2001 and 3.9 percent in 2002. Lower projected bonus payments and lower growth of non-wage income contribute to the weaker personal income growth in 2001 and 2002. Overall employment is expected to grow at a more modest rate than in 2000, reflecting the slowdown in the national economy, continued fiscal restraint, and restructuring in the manufacturing, healthcare, social service, and financial sectors.

     Many uncertainties exist in any forecast of the national and State economies. Given the recent volatility in financial markets, such uncertainties are particularly pronounced at this time. The timing and impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Unforeseeable events may occur. The actual rate of change in any, or all, of the concepts that are forecasted may differ substantially from the outlook described herein.

     Given the importance of the securities industry in the State economy, a significant change in stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the State economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.

2000-2001 FISCAL YEAR

     The State projects to end its 2000-01 fiscal year in balance on a cash basis, with a General Fund available cash surplus of $1.36 billion. The Governor has recommended that the entire $1.36 billion surplus be used to increase reserves. At the close of the current fiscal year, the Division of the Budget (the "DOB") proposes to deposit $80 million from the surplus into the State's Tax Stabilization Reserve Fund (the sixth consecutive annual deposit). In the 2001-02 Executive Budget, the Governor is proposing to use the remaining $1.28 billion from the projected 2000-01 surplus to help guard against the impact of a national economic downturn and ensure that previous tax reduction commitments proceed on schedule.

     The State projects a closing balance in the General Fund of $1.14 billion in 2000-01. The balance is comprised of $627 million in the Tax Stabilization Reserve after an $80 million deposit in 2000-01; $338 million in the Community Projects Fund, which pays for Legislative initiatives; $150 million in the Contingency Reserve Fund; and $29 million in the Universal Pre-Kindergarten Fund.

     In addition to the General Fund closing balance of $1.14 billion, the State will have a projected $1.85 billion in the tax refund reserve account at the end of 2000-01. The refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The projected balance of $1.85 billion is comprised of $1.28 billion from the 2000-01 surplus, $521 million from the Local Government Assistance Corporation (the "LGAC") that may be used to pay tax refunds during 2000-01 but must be on deposit at the close of the fiscal year, and $49 million in other funds designated to pay other tax refunds.

     The closing balance also excludes $1.2 billion in the School Tax Relief ("STAR") Special Revenue Fund (for future STAR payments) and $250 million in the Debt Reduction Reserve Fund (for 2001-02 Debt Reduction).

     Through the first nine months of 2000-01, General Fund receipts, including transfers from other funds, totaled $32.54 billion. The State projects General Fund receipts, including transfers from other funds, of $40.12 billion. The Governor proposes to deposit $1.85 billion in the tax refund reserve account at the close of 2000-01. This action has the effect of decreasing reported receipts in 2000-01, while increasing available receipts in 2001-02, as a portion of refunds will no longer be a charge against current revenues in 2001-02. The DOB also projects that the State will pay $960 million in income tax refunds during the final quarter of fiscal year 2000-01 relating to tax year 2000, an increase of $500 million over the refunds paid during fiscal year 1999-2000 for tax year 1999.

     Through the first nine months of 2000-01, General Fund disbursements, including transfers to other funds, totaled $27.23 billion. The State projects total General Fund disbursements of $39.90 billion in 2000-01. Of this amount, $250 million in higher spending results from the loss of revenues related to the dissolution of the Medical Malpractice Insurance Association (the "MMIA") that were projected to be available to offset fringe benefit disbursements. The remainder of the increase is primarily due to higher costs for Medicaid, State employee health insurance programs, and litigation.

1999-2000 FISCAL YEAR

     The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by the DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

     The State reported closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the Tax Stabilization Reserve Fund ("TSRF"), the Contingency Reserve Fund ("CRF"), the Debt Reduction Reserve Fund ("DRRF") and the Community Projects Fund ("CPF") which is used to finance legislative initiatives. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

     The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

     General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

1998-99 FISCAL YEAR

     The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

     The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF closed the fiscal year with a balance of $312 million.

     The closing fund balance excluded $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000. The remaining balance of $521 million in the tax fund reserve account was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1999.

     General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.82 billion, an increase of 6.2 percent from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.57 billion for the 1998-99 fiscal year, an increase of 6.1 percent from 1997-98 levels.

RATING AGENCIES' ACTIONS

     Moody's assigned its municipal bond rating of A2, and S&P assigned its rating of AA to the State's general obligation variable interest rate bonds as of March 15, 2001. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                               PUBLIC AUTHORITIES

     The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities, meaning public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 1999, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $95 billion, only a portion of which constitutes State-supported or State-related debt.

     The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

     In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted.

     Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the Metropolitan Transportation Authority ("MTA") receives the bulk of this money in order to provide transit and commuter services.

     Beginning in 1998, the Long Island Power Authority ("LIPA") assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queens Counties, as part of an estimated $7 billion financing plan. As of May 31, 2000, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

                     METROPOLITAN TRANSPORTATION AUTHORITY

     The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Since 1980, the State has enacted several taxes -- including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax -- that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987 State law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-01 Enacted Budget provides State assistance to the MTA totaling approximately $1.35 billion and initiates a five-year State transportation plan that includes nearly $2.2 billion in dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously fuel taxes not previously dedicated to the MTA.

     State legislation accompanying the 2000-01 Enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000 through 2004 calendar years (the "2000-04 Capital Program"). On May 4, 2000, the Capital Program Review Board approved the MTA's $17.1 billion capital program for transit purposes for 2000 through 2004. The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project.

     The currently approved 2000-04 Capital Program assumes the issuance of an estimated $8.9 billion in new money bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. In addition, the enacted State budget authorized the MTA to undertake a major debt restructuring initiative which will enable the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

     There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated or that the 2000-04 Capital Program (or parts thereof) will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

                                   LOCALITIES

THE CITY OF NEW YORK

     The fiscal health of the State may also be affected by the fiscal health of New York City (the "City"), which continues to require significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then- applicable GAAP standards in force at that time.

     To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority ("TFA") in 1997, and
(ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. During the 2000 legislative session, the State enacted legislation that increased the borrowing authority of the TFA by $4 billion, to $11.5 billion, which the City expects will provide sufficient financing capacity to continue its capital program over the next four fiscal years.

FISCAL OVERSIGHT

     In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the Control Period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a Control Period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

     Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.


MONITORING AGENCIES

     The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, economic growth in the City has been very strong in recent years, lead by a surge in Wall Street profitability which resulted in increased tax revenues and helped produce substantial surpluses for the City in City fiscal years 1997-98, 1998-99 and 1999-2000. These staff reports also indicate that the City projects a substantial surplus for its fiscal year 2000-01 and a balanced budget for 2001-02. Although several sectors of the City's economy have expanded over the last several years, especially tourism, media, business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. In addition, the cost of recent tax reductions enacted since City fiscal year 1994-1995 totals has increased to over $2.5 billion in City fiscal year 2000-01, primarily affecting collections of the personal and business income taxes and the sales tax. These reductions are expected to be worth $3.1 billion by City fiscal year 2004-2005. The City has proposed additional tax reductions that would increase the worth of the reductions to $4.4 billion in City fiscal year 2004-2005.

     Staff reports have indicated that recent City budgets have been balanced in part through the use of non-recurring resources and that the City's Financial Plan relies in part on actions outside its direct control. These reports have also indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is therefore likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City. Copies of the most recent Control Board, OSDC and City Comptroller, and IBO staff reports are available by contacting the Control Board at 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC at 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; the City Comptroller at Municipal Building, Room 517, One Centre Street, New York, NY 10007, Attention:
Deputy Comptroller for Public Finance; and the IBO at 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

OTHER LOCALITIES

     Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2000-01 fiscal year.

     To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation (Chapter 84 of the Laws of 2000) creating the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority may also impose financial plan requirements on Nassau County. The State paid $30 million in transitional assistance to the County for State fiscal year 2000-01, and the Governor has proposed providing up to $75 million in State assistance over the next four State fiscal years. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

     The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1997-98 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-01 totals $200.4 million. The 2000-01 enacted budget also increased General Purpose State Aid for local governments by $11 million to $562 million.

     While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

     Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State, other than New York City, was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs, which in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, Nassau County, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                                   LITIGATION

GENERAL

     The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter.

     Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments and, could therefore, affect the ability of the State to maintain a balanced 2000-01 Financial Plan.

TAX LAW

     In New York Association of Convenience Stores et al. v. Urbach, et al., petitioners New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. are seeking to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed, pursuant to Tax Law Articles 12-A, 20 and 28, on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternatively, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioners' motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross- appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. On July 9, 1998, the New York Court of Appeals reversed the order of the Appellate Division, Third Department, and remanded the matter to the Supreme Court, Albany County, for further proceedings. The Court held that the petitioners had standing to assert an equal protection claim, but that their claim did not implicate racial discrimination. The Court remanded the case to Supreme Court, Albany County, for resolution of the question of whether there was a rational basis for the Tax Department's policy of non-enforcement of the sales and excise taxes on reservation sales of cigarettes and motor fuel to non-Indians. In a footnote, the Court stated that, in view of its disposition of the case, petitioners' cross-appeal regarding the statewide suspension of the taxes is "academic." By decision and judgment dated July 9, 1999, the Supreme Court, Albany County, granted judgment dismissing the petition. On September 2, 1999, petitioners appealed to the Appellate Division, Third Department, from the July 9, 1999 decision and order. On August 3, 2000, the Third Department affirmed the judgment dismissing the petition. By notice of appeal dated August 25, 2000, petitioners appealed to the Court of Appeals from the August 3, 2000 order. On November 30, 2000, the Court of Appeals dismissed petitioners' appeal for lack of a substantial constitutional question. Petitioners have moved for leave to appeal.

LINE ITEM VETO

     In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. On July 10, 1998, the State filed a motion to dismiss this action. By order entered January 7, 1999, the Court denied the State's motion to dismiss. On January 27, 1999 the State appealed that order. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order and dismissed the petition. Plaintiff has appealed the July 20, 2000 decision to the Court of Appeals.

REAL PROPERTY CLAIMS

     The State and certain of its counties have been, and continue to be, the subject of Indian land claims. On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

     In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. On September 25, 2000, the District Court denied the motion to amend the complaint to the extent that it sought to certify a class of individual landowners and granted the motion to add the State as a defendant. The plaintiffs have amended their complaint in accordance with the court's decision. The State has amended its answer to respond to the amended complaint. By order dated February 24, 1999, the District Court appointed a federal settlement master. A conference scheduled by the District Court for May 26, 1999 to address the administration of this case has been adjourned indefinitely.

     Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York and Seneca Nation of Indians, et al. v. State, et al., in the United States District Court for the Western District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions but may enhance others. In the Cayuga Indian Nation of New York case, by order dated March 29, 1999, the United States District Court for the Northern District of New York appointed a federal settlement master. In October 1999, the District Court granted the Federal Government's motion to have the State held jointly and severally liable for any damages owed to the plaintiffs. At the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the properties at issue was rendered against the defendants. From July 17, 2000 through August 18, 2000, a bench hearing was held to determine whether prejudgment interest is appropriate and, if so, the amount thereof. In the Canadian St. Regis Band of Mohawk Indians case, the United States District Court for the Northern District of New York has directed the parties to rebrief outstanding motions to dismiss brought by the defendants. The State filed its brief on July 1, 1999. The motions were argued in September 1999. No decision has been rendered on these motions. In Seneca Nation of Indians, by order dated November 22, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss that portion of the action relating to the right of way where the New York State Thruway crosses the Cattaraugus Reservation in Erie and Chatauqua Counties and denying the State's motion to dismiss the Federal Government's damage claims. On October 17, 2000, the District Court advised the parties that it would resolve that portion of the case related to the plaintiff's claims of ownership of the islands of the Niagara River on summary judgment motions without a trial. The last day of arguments for these motions was scheduled for January 30, 2001.

CIVIL RIGHTS CLAIMS

     In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan ("EIP I"). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the "State") in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC ss.1983 and the Equal Educational Opportunity Act, 20 USC ss.ss.1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan ("EIP II") to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the Order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1998-99 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment.

     In a decision dated November 16, 1999, the Second Circuit affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year. The Second Circuit also found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers, and therefore vacated the District Court's EIP II order. The Second Circuit, however, remanded to the District Court for the limited purpose of making further findings on the existing record as to whether any other vestiges of the dual system remain in the Yonkers public schools. On May 22, 2000, the United States Supreme Court denied the State's petition for certiorari, seeking leave to appeal the November 16, 1999 decision and the underlying September 3, 1996 decision.

     On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998. The order directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. On August 24, 1998, the State appealed that order to the Second Circuit. The City of Yonkers and the Yonkers Board of Education cross-appealed to the Second Circuit from that order. By stipulation of the parties approved by the Second Circuit on November 19, 1998, the appeals from the July 27, 1998 order were withdrawn without prejudice to reinstatement upon determination of the State's appeal of the October 14, 1997 judgment discussed above. The appeals were reinstated after the November 16, 1999 Second Circuit decision was issued.

     On April 15, 1999, the District Court issued two additional orders. The first order directed the State to pay to Yonkers an additional $11.3 million by May 1, 1999, as the State's remaining share of EIP costs for the 1997-98 school year. The second order directed the State to pay to Yonkers $69.1 million as its share of the estimated EIP costs for the 1998-99 school year. The State made both payments on April 30, 1999. The State appealed both of the April 15, 1999 orders. On April 17, 2000, the District Court issued an additional order, directing the State to pay to Yonkers $44.3 million as its share of the estimated EIP costs for the 1999-2000 school year. On May 17, 2000, the State appealed that order to the Second Circuit. The appeals of all funding orders discussed in this and the two immediately preceding paragraphs have been consolidated with the May 17, 2000 appeal of the April 17, 2000 order. Argument of the appeals was scheduled for January 25, 2001.

SCHOOl AID

     In Campaign for Fiscal Equity, Inc., et al. v. State, et al. (Supreme Court, New York County), the plaintiffs challenged the funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution and Title VI of the federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.

     The trial of this action concluded July 27, 2000. By decision dated January 9, 2001, the trial court held that the education provided for New York City students violates plaintiffs' rights under the State Constitution and the State's method for funding education in the State violates plaintiffs' rights under regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress these constitutional and regulatory violations, setting a deadline of September 15, 2001 to implement these reforms. The State has announced that it intends to appeal.

MEDICAID

     Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al. v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

     In a consolidated action commenced in 1992, Medicaid recipients and home health care providers and organizations challenge promulgation by the State Department of Social Services ("DSS") in June 1992 of a home assessment resource review instrument ("HARRI"), which is to be used by DSS to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI (Dowd, et al. v. Bane, Supreme Court, New York County). In a related case, Rodriguez v. DeBuono, on April 19, 1999, the United States District Court for the Southern District of New York enjoined the State's use of task based assessment, which is similar to the HARRI, unless the State assesses safety monitoring as a separate task based assessment, on the grounds that its use without such additional assessment violated federal Medicaid law and the Americans with Disabilities Act. The State appealed from the April 19, 1999 order and on July 12, 1999 argued the appeal before the Second Circuit. By order dated October 6, 1999, the Second Circuit reversed the April 19, 1999 order and vacated the injunction. On October 20, 1999, petitioners filed a request for rehearing en banc.

     Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law ss. 2807-d, which imposes a tax on the gross receiptS hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2 percent and 3.8 percent assessments on gross receipts imposed pursuant to Public Health Law ss.ss. 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997, enforced the terms of the decision. The State appealed that order. By decision and order dated August 31, 1998, the Appellate Division, Second Department, affirmed that order. On September 30, 1998, the State moved for re-argument or, in the alternative, for a certified question for the Court of Appeals to review. By order dated January 7, 1999 the motion was denied. A final order was entered in Supreme Court on January 26, 1999. On February 23, 1999, the State appealed that order to the Court of Appeals. In a decision entered December 16, 1999, the Court of Appeal reversed the decision below and upheld the constitutionality of the assessments. On May 15, 2000, plaintiffs filed a petition for certiorari with the United States Supreme Court seeking to appeal the December 16, 1999 decision. The State chose not to file any responding papers.

     In Dental Society, et al. v. Pataki, et al., (United States District, Northern District of New York, commenced February 2, 1999), plaintiffs challenge the State's reimbursement rates for dental care provided under the State's dental Medicaid program. Plaintiff's claim that the State's Medicaid fee schedule violates Title XIX of the Social Security Act (42 U.S.C. ss. 1396a et seq.) and the federal and State Constitutions. On June 25, 1999, the State filed its answer. The parties have entered into a settlement agreement dated May 8, 2000 that will increase Medicaid dental reimbursement rates prospectively over a four-year period, beginning June 1, 2000.

SHELTER ALLOWANCE

     In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), the plaintiffs alleged that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through DSS regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgment was entered on July 25, 1997, directing, inter alia, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State appealed to the Appellate Division, First Department, from each and every provision of this judgment except that portion directing the continued provision of interim relief. By decision and order dated May 6, 1999, the Appellate Division, First Department, affirmed the July 25, 1997 judgment. By order dated July 8, 1999, the Appellate Division denied the State's motion for leave to appeal to the Court of Appeals from the May 6, 1999 decision and order. By order dated October 14, 1999, the Court of Appeals dismissed the State's leave to appeal.

FOOD STAMP PROGRAM

     In an action commenced April 5, 1999 by New York and several other states against the Federal Government (State of Arizona, et al. v. Shalala, et al., United States District Court, District of Columbia), the plaintiffs challenged a federal directive which requires states to change their method of allocating costs associated with the Food Stamp program. On July 29, 1999, plaintiffs moved for summary judgment. On September 23, 1999, defendant cross-moved for summary judgment. In a decision dated October 23, 2000, the District Court denied the plaintiff's motion and granted defendant's motion to dismiss the case.

PROPRIETARY SCHOOLS

     In an action unsealed in February, 1996, the relator claims, inter alia, that the State violated the Federal False Claims Act, 31 USC ss.3729, et seq. (United States ex rel. Long v. SCS Business and Technical Institute, Inc., et al., United States District Court, District of Columbia). On March 29, 1999, the District of Columbia Circuit Court reversed a decision by the District Court and granted the State's motion to dismiss the action. On May 30, 2000, the United States Supreme Court denied the petition of the United States for certiorari.

                           ADDITIONAL CONSIDERATIONS

New York Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from New York State and New York City personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers for such obligations. For information concerning the economy of Puerto Rico, please see Appendix E of this Statement of Additional Information.

                                                                     APPENDIX E

                       ADDITIONAL INFORMATION CONCERNING
                       PUERTO RICAN MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting investments in Puerto Rican Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Puerto Rico and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from statements relating to Puerto Rico's economy published by the Government of Puerto Rico. Neither Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, nor Citi New York Tax Free Reserves is responsible for the accuracy or timeliness of this information.

The economy of Puerto Rico is dominated by the manufacturing and service sectors (including finance and tourism). Investment in fixed capital, including public infrastructure, private development and construction, and purchases of equipment and machinery accounted for approximately 30.4% of Puerto Rico's gross domestic product in 1999. The economic growth of Puerto Rico was 4.2% in fiscal year 1999, slightly higher than the average growth of highly developed countries such as the US, Canada and the UK, which during the same period ranged between 2.1% and 4.5%. A key element in 1999's economic growth was the level of internal investments in fixed capital (including public infrastructure, private development projects and purchase of equipment), which increased an aggressive 25.8%, as well as the manufacturing and services sectors that have traditionally dominated Puerto Rico's economy. The economy of Puerto Rico expanded moderately during the early 1990s, with gross domestic product increasing at rates between 0.8% and 0.9%. Over the past several years, however, Puerto Rico has experienced more significant annual increases in gross domestic product, ranging from a 2.5% in fiscal year 1994 to a record high of 4.2% in fiscal year 1999. Annual increases in Puerto Rico's gross domestic product for fiscal years 1996, 1997 and 1998 were 3.3%, 3.2% and 3.1%, respectively. The balance of net sales (exports and imports) is negative, yet exports (tourism included) of goods and services experienced an aggressive growth rate of 12.4% in the fiscal year 1999. Such growth in exports is considered an important aspect of Puerto Rico's economic growth. Although Puerto Rico's unemployment rate of 12.5% in fiscal year 1999 is high when compared to the United States average of 3.9% for the same period, this unemployment rate was the lowest registered in the last two decades.

The government has made economic-growth projections under three potential scenarios: minimal growth, base growth and maximum growth. Under the minimal-growth scenario, Puerto Rico's economy is expected to grow 2.5% in fiscal year 2000 and 2.1% in fiscal year 2001, compared to growth rates of 2.7% and 2.3% under the base-growth scenario and 3.0% and 2.6% under the maximum growth-scenario in fiscal years 2000 and 2001, respectively. These growth projections are based on an increasing rate of personal consumption, stable interest rates, a controlled inflation rate, and policies of the Government of Puerto Rico.

CITISM TAX FREE RESERVES
CITISM CALIFORNIA TAX FREE RESERVES
CITISM CONNECTICUT TAX FREE RESERVES
CITISM NEW YORK TAX FREE RESERVES


INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney, Inc.
388 Greenwich Street
New York, NY 10013

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

CUSTODIAN AND SUB-TRANSFER AGENT
State Street Bank and Trust Company 225 Franklin Street, Boston, MA 02110


AUDITORS
KPMG LLP
757 Third Avenue, New York, New York 10017


LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

SERVICE AGENTS

FOR CITIBANK NEW YORK RETAIL BANKING AND BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001 (212) 564-3456 or (800) 846-5300

FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer, Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043 (212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200 (212) 736-8170 in New York City

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     Part C

Item 23.                Exhibits.

                  *        a(1)      Declaration of Trust of the Registrant

       *,***,******        a(2)      Amendments to Declaration of Trust of the Registrant

                           a(3)      Form of Amended and Restated Declaration of Trust of the
                                     Registrant

                  *        b(1)      Amended and Restated By-Laws of the Registrant

               *,**        b(2)      Amendments to Amended and Restated By-Laws of the
                                     Registrant

                           d(1)      Form of Management Agreement

                            e        Distribution Agreement between the Registrant and
                                     Salomon Smith Barney, Inc., as distributor

                  *        g(1)      Custodian Contract between the Registrant and State Street
                                     Bank and Trust Company ("State Street"), as custodian, and amendment thereto

                           g(2)      Form of Letter Agreement adding Citi California Tax Free
                                     Reserves, Citi Connecticut Tax Free Reserves, Citi New
                                     York Tax Free Reserves and Citi Tax Free Reserves to the
                                     Custodian Contract between the Registrant and State Street

                  *        h(1)      Transfer Agency and Service Agreement between the
                                     Registrant and State Street, as sub-transfer agent, and
                                     amendment thereto

              *****        h(2)      Transfer Agency Agreement with Citi Fiduciary Trust
                                     Company, as transfer agent

             ******        h(3)      Form of Letter Agreement adding series of the Registrant to the Transfer Agency Agreement with Citi Fiduciary Trust
                                     Company

                          h(4)       Form of Letter Agreement adding Citi California Tax Free
                                     Reserves, Citi Connecticut Tax Free Reserves, Citi New
                                     York Tax Free Reserves and Citi Tax Free Reserves to the
                                     Transfer Agency Agreement with Citi Fiduciary Trust
                                     Company

                           i         Form of opinion and consent of counsel

                           m(1)      Form of Service Plan for Class N shares

                           m(2)      Form of Service Plan for Class A shares of Smith Barney
                                     Connecticut Tax Free Reserves

               ****         n        Multiple Class Plan of the Registrant

                           p(1)      Code of Ethics of the Registrant and Citi Fund Management
                                     Inc.

                           p(2)      Code of Ethics of Salomon Smith Barney, Inc.

         ***,******        q(1)      Powers of Attorney for the Registrant

                           q(2)      Powers of Attorney for Tax Free Reserves Portfolio

                  *        Incorporated herein by reference to Post-Effective Amendment No. 8 to the
                           Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on August 22, 1996 and
                           Post-Effective Amendment No. 20 to the Registrant's Registration Statement on
                           Form N-1A (File No. 2-91556) as filed with the Securities and Exchange
                           Commission on August 22, 1996.



                 **        Incorporated herein by reference to Post-Effective Amendment No. 10 to the
                           Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 23, 1997 and
                           Post-Effective Amendment No. 22 to the Registrant's Registration Statement on
                           Form N-1A (File No. 2-91556) as filed with the Securities and Exchange
                           Commission on December 23, 1997.

                ***        Incorporated herein by reference to Post-Effective Amendment No. 11 to the
                           Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on October 16, 1998 and
                           Post-Effective Amendment No. 23 to the Registrant's Registration Statement on
                           Form N-1A (File No. 2-91556) as filed with the Securities and Exchange
                           Commission on October 16, 1998.

               ****        Incorporated herein by reference to Post-Effective Amendment No. 14 to the
                           Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 28, 1999 and
                           Post-Effective Amendment No. 26 to the Registrant's Registration Statement on
                           Form N-1A (File No. 2-91556) as filed with the Securities and Exchange
                           Commission on December 28, 1999.

              *****        Incorporated herein by reference to Post-Effective Amendment No. 16 to the
                           Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on November 1, 2000 and
                           Post-Effective Amendment No. 28 to the Registrant's Registration Statement on
                           Form N-1A (File No. 2-91556) as filed with the Securities and Exchange
                           Commission on November 1, 2000.

             ******        Incorporated herein by reference to Post Effective Amendment No. 17 to the
                           Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 29, 2000 and
                           Post-Effective Amendment No. 29 to the Registrant's Registration Statement on
                           Form N-1A (File No. 2-91556) as filed with the Securities and Exchange
                           Commission on December 29, 2000.

     Item 24. Persons Controlled by or under Common Control with Registrant

              Not applicable.

     Item 25. Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney, Inc., filed herewith; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

     Item 26. Business and Other Connections of Investment Adviser.

     Manager - Citi Fund Management Inc. (formerly known as Citigroup Mutual Fund Management Inc.) ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

     Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

     Item 27. Principal Underwriters.

     (a) Salomon Smith Barney, Inc., the Registrant's distributor, is also the distributor for Citi Nasdaq-100 Index Fund, Citi Small Cap Index Fund, Citi U.S. 1000 Fund, Citi U.S. Bond Index Fund, Citi Global Titans Index Fund, Citi Premium U.S. Treasury Reserves, Citi Premium Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional Cash Reserves, Citi Institutional Tax Free Reserves, Citi Short-Term U.S. Government Income Fund, Citi New York Tax Free Income Fund, Citi National Tax Free Income Fund, and Citi California Tax Free Income Fund. Salomon Smith Barney, Inc. is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     Salomon Smith Barney, Inc. is also the distributor for the following Smith Barney funds: Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street

Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney, Inc. is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney, Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     (c) Not applicable.

     Item 28. Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:



NAME                                           ADDRESS

Salomon Smith Barney, Inc.                     338 Greenwich Street
(distributor)                                  New York, NY 10013

State Street Bank and Trust                    1776 Heritage Drive
Company                                        North Quincy, MA 02171
(sub-transfer agent and custodian)

Citi Fiduciary Trust Company                   125 Broad Street
(transfer agent)                               New York, NY 10004

Citi Fund Management Inc.                      100 First Stamford Place
(investment adviser)                           Stamford, CT 06902

     Item 29. Management Services.

              Not applicable.

     Item 30. Undertakings.

              Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of June, 2001.

                                          CITIFUNDS TRUST III

                                          By: Thomas C. Mandia
                                             -----------------------------
                                              Thomas C. Mandia
                                              Assistant Secretary


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on June 15, 2001.

                  Signature                 Title

     Heath B. McLendon*                     President, Principal Executive
-----------------------------------         Officer and Trustee
     Heath B. McLendon

     Irving David*                          Principal Financial Officer and
-----------------------------------         Principal Accounting Officer
     Irving David

     C. Oscar Morong, Jr.*                  Trustee
-----------------------------------
     C. Oscar Morong, Jr.

     Walter E. Robb, III*                   Trustee
-----------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                       Trustee
-----------------------------------
     E. Kirby Warren

*By:Thomas C. Mandia
    -------------------------------
    Thomas C. Mandia
    Executed by Thomas C.
    Mandia on behalf of those
    indicated pursuant to
    Powers of Attorney.

                                   SIGNATURES

     Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of June, 2001.

                                          TAX FREE RESERVES
                                          PORTFOLIO

                                          By: Thomas C. Mandia
                                              ----------------------
                                              Thomas C. Mandia
                                              Assistant Secretary


         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on June 15, 2001.

                  Signature                 Title

     Heath B. McLendon*                     President, Principal Executive
-----------------------------------         Officer and Trustee
     Heath B. McLendon

     Irving David*                          Principal Financial Officer
-----------------------------------         and Principal Accounting Officer
     Irving David

     Elliott J. Berv*                       Trustee
-----------------------------------
     Elliott J. Berv

     Riley C. Gilley*                       Trustee
-----------------------------------
     Riley C. Gilley

     Walter E. Robb, III*                   Trustee
-----------------------------------
     Walter E. Robb, III


*By:Thomas C. Mandia
    -------------------------------
    Thomas C. Mandia
    Executed by Thomas C.
    Mandia on behalf of those
    indicated pursuant to
    Powers of Attorney.

                               EXHIBIT INDEX

         Exhibit
         No.:       Description:

          a(3)      Form of Amended and Restated Declaration of Trust of
                    the Registrant
          d(1)      Form of Management Agreement
          e         Distribution Agreement between the Registrant and
                    Salomon Smith Barney, Inc., as distributor
          g(2)      Form of Letter Agreement adding Citi California Tax Free
                    Reserves, Citi Connecticut Tax Free Reserves, Citi New
                    York Tax Free Reserves and Citi Tax Free Reserves to
                    the custodian contract between the Registrant and State
                    Street
          h(4)      Form of Letter Agreement adding Citi California Tax
                    Free Reserves, Citi Connecticut Tax Free Reserves, Citi
                    New York Tax Free Reserves and Citi Tax Free Reserves
                    to the Transfer Agency Agreement with Citi Fiduciary
                    Trust Company
          i         Form of opinion and consent of counsel
          m(1)      Form of Service Plan for Class N shares
          m(2)      Form of Service Plan for Class A shares of Smith Barney
                    Connecticut Tax Free Reserves
          p(1)      Code of Ethics of the Registrant and Citi Fund
                    Management Inc.
          p(2)      Code of Ethics of Salomon Smith Barney, Inc.
          q(2)      Powers of Attorney for Tax Free Reserves Portfolio